Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun 30, 2011
Registrant Name	dei_EntityRegistrantName	BRIDGEWAY FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000916006
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 27, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct 31, 2011
Prospectus Date	rr_ProspectusDate	Oct 31, 2011

Aggressive Investors 1 Fund
FUND SUMMARY: AGGRESSIVE INVESTORS 1 FUND
Investment Objective:

The Aggressive Investors 1 Fund (the "Fund") seeks to exceed the stock market total return (primarily through capital appreciation) at a level of total risk roughly equal to that of the stock market over longer periods of time (three year intervals or more).

Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (paid directly from your investment)
Shareholder Fees -	Aggressive Investors 1 Fund Class N
Sales Charge (Load) Imposed on Purchases	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fees	none
Exchange Fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Aggressive Investors 1 Fund Class N
Management Fees	[1]	0.90%
Distribution and/or Service (12b-1) Fees		none
Acquired Fund Fees and Expenses		none
Other Expenses		0.35%
Total Annual Fund Operating Expenses		1.25%
[1]	The management fee for the Fund has been restated to reflect only the base management fee payable under the Fund's performance-based management fee structure. The total actual management fee for the fiscal year ended June 30, 2011 was -0.76% (see page 68 for more details). The actual total management fee for the prior fiscal year was negative due to the negative performance adjustment of the investment management fee under the Fund's performance-based management fee structure. As a result of the restatement, the management fee shown in the table above will be higher than that included in the expense ratio shown in the Financial Highlights table for the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Aggressive Investors 1 Fund Class N	127	397	686	1,511

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 107% of the average value of its portfolio.

Principal Investment Strategies:

The Fund invests in a diversified portfolio of common stocks of companies of any size that are listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ. Bridgeway Capital Management, Inc. (the "Adviser") selects stocks for the Fund using a proprietary statistically driven approach. The Fund seeks to achieve the risk objective by investing in stocks that the Adviser believes have a lower probability of price decline over the long term, though the stock price may be more volatile in the short term. The Fund may invest in stocks for which there is relatively low market liquidity, as periodically determined by the Adviser based on the stock's trading volume. The Fund may also use aggressive investment techniques such as:

·	leveraging (borrowing up to 50% of its net assets from banks),
·

purchasing and selling futures and options on individual stocks and stock market indexes to increase or decrease the Fund's exposure to stock market risk in order to attempt to maintain a more constant level of risk,

·	purchasing and selling financial or commodity futures and options to diversify risk,
·	entering into short-sale transactions (up to 20% of its total assets),
·	investing up to 20% of its total assets in a single company,
·	investing up to 15% of its total assets in foreign securities (as defined below), and
·	short-term trading (buying and selling the same security in less than a three-month timeframe).

For purposes of the Fund's investments, "foreign securities" means those securities issued by companies: (i) that are domiciled in a country other than the U.S.; and (ii) that derive 50% or more of their total revenue from activities outside of the U.S.

The Fund sometimes invests in a smaller number of companies than many mutual funds.

The Fund may engage in active and frequent trading.

Principal Risks:

Shareholders of the Fund are exposed to higher risk than the stock market as a whole and could lose money.

Since the Fund invests in companies of any size and because there are a larger number of small and less liquid companies that the Fund could invest in, the Fund may bear the short-term risk (volatility) associated with small companies, especially in the early stages of an economic or stock market downturn.

The Fund may also exhibit higher volatility due to the use of aggressive investment techniques including futures, options, and leverage. Futures and options may not always be successful hedges, and their prices can be highly volatile. They may not always successfully manage risk. Using futures and options could lower a Fund's total return, and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts. Leverage created from borrowing may impair the Fund's liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Investments in foreign securities can be more volatile than investments in U.S. securities.

Individual short-sale positions can theoretically expose shareholders to unlimited loss on such positions, although the Adviser seeks to mitigate this potential loss by limiting a single short-sale position to 2.5% of the Fund's net assets at the time of opening the position.

A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund's performance and may increase share price volatility. Moreover, a higher portfolio turnover rate may result in higher taxes when Fund shares are held in a taxable account.

The Fund may invest in a smaller number of companies, which will likely add to Fund volatility.

Performance:

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows how the Fund's performance has varied on a calendar year basis. The table shows how the Fund's average annual returns for various periods compare with those of a broad measure of market performance. In addition, the Fund's performance is compared to the Russell 2000® Index, an unmanaged, market value weighted index, which measures the performance of the 2,000 companies that are between the 1,000th and 3,000th largest in the market with dividends reinvested. This information is based on past performance. Past performance (before and after taxes) does not guarantee future results. Updated performance information is available on the Fund's website at www.bridgeway.com or by calling 800-661-3550.

Aggressive Investors 1 Fund Year by Year % Returns as of 12/31 of Each Year

Return from 1/1/11 through 9/30/11 was -20.96%.

	Quarter	Total Return
Best Quarter	Q2 03	28.34%
Worst Quarter	Q4 08	-32.80%

Average Annual Total Returns (For the periods ended 12/31/10)
Average Annual Total Returns - Aggressive Investors 1 Fund		1 Year	5 Years	10 Years
Class N		17.82%	(2.91%)	2.24%
Class N Return After Taxes on Distributions	[1]	17.20%	(3.82%)	1.58%
Class N Return After Taxes on Distributions and Sale of Fund Shares	[1]	11.78%	(2.25%)	2.04%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)		15.06%	2.29%	1.41%
Russell 2000 Index (reflects no deductions for fees, expenses or taxes)		26.85%	4.47%	6.33%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BRIDGEWAY FUNDS INC
Prospectus Date	rr_ProspectusDate	Oct 31, 2011
Aggressive Investors 1 Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees	rr_RedemptionFeeOverRedemption	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.90%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
1 Year	rr_ExpenseExampleYear01	127
3 Years	rr_ExpenseExampleYear03	397
5 Years	rr_ExpenseExampleYear05	686
10 Years	rr_ExpenseExampleYear10	1,511
Annual Return 2001	rr_AnnualReturn2001	(11.20%)
Annual Return 2002	rr_AnnualReturn2002	(18.01%)
Annual Return 2003	rr_AnnualReturn2003	53.97%
Annual Return 2004	rr_AnnualReturn2004	12.21%
Annual Return 2005	rr_AnnualReturn2005	14.93%
Annual Return 2006	rr_AnnualReturn2006	7.11%
Annual Return 2007	rr_AnnualReturn2007	25.80%
Annual Return 2008	rr_AnnualReturn2008	(56.16%)
Annual Return 2009	rr_AnnualReturn2009	23.98%
Annual Return 2010	rr_AnnualReturn2010	17.82%
Year to Date Return, Label	rr_YearToDateReturnLabel	Return from 1/1/11 through 9/30/11
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(20.96%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.80%)
1 Year	rr_AverageAnnualReturnYear01	17.82%
5 Years	rr_AverageAnnualReturnYear05	(2.91%)
10 Years	rr_AverageAnnualReturnYear10	2.24%
Aggressive Investors 1 Fund | Class N | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.20%	[2]
5 Years	rr_AverageAnnualReturnYear05	(3.82%)	[2]
10 Years	rr_AverageAnnualReturnYear10	1.58%	[2]
Aggressive Investors 1 Fund | Class N | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.78%	[2]
5 Years	rr_AverageAnnualReturnYear05	(2.25%)	[2]
10 Years	rr_AverageAnnualReturnYear10	2.04%	[2]
Aggressive Investors 1 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: AGGRESSIVE INVESTORS 1 FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Aggressive Investors 1 Fund (the "Fund") seeks to exceed the stock market total return (primarily through capital appreciation) at a level of total risk roughly equal to that of the stock market over longer periods of time (three year intervals or more).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 107% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	107.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in a diversified portfolio of common stocks of companies of any size that are listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ. Bridgeway Capital Management, Inc. (the "Adviser") selects stocks for the Fund using a proprietary statistically driven approach. The Fund seeks to achieve the risk objective by investing in stocks that the Adviser believes have a lower probability of price decline over the long term, though the stock price may be more volatile in the short term. The Fund may invest in stocks for which there is relatively low market liquidity, as periodically determined by the Adviser based on the stock's trading volume. The Fund may also use aggressive investment techniques such as:

·	leveraging (borrowing up to 50% of its net assets from banks),
·

purchasing and selling futures and options on individual stocks and stock market indexes to increase or decrease the Fund's exposure to stock market risk in order to attempt to maintain a more constant level of risk,

·	purchasing and selling financial or commodity futures and options to diversify risk,
·	entering into short-sale transactions (up to 20% of its total assets),
·	investing up to 20% of its total assets in a single company,
·	investing up to 15% of its total assets in foreign securities (as defined below), and
·	short-term trading (buying and selling the same security in less than a three-month timeframe).

For purposes of the Fund's investments, "foreign securities" means those securities issued by companies: (i) that are domiciled in a country other than the U.S.; and (ii) that derive 50% or more of their total revenue from activities outside of the U.S.

The Fund sometimes invests in a smaller number of companies than many mutual funds.

The Fund may engage in active and frequent trading.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Shareholders of the Fund are exposed to higher risk than the stock market as a whole and could lose money.

Since the Fund invests in companies of any size and because there are a larger number of small and less liquid companies that the Fund could invest in, the Fund may bear the short-term risk (volatility) associated with small companies, especially in the early stages of an economic or stock market downturn.

The Fund may also exhibit higher volatility due to the use of aggressive investment techniques including futures, options, and leverage. Futures and options may not always be successful hedges, and their prices can be highly volatile. They may not always successfully manage risk. Using futures and options could lower a Fund's total return, and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts. Leverage created from borrowing may impair the Fund's liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Investments in foreign securities can be more volatile than investments in U.S. securities.

Individual short-sale positions can theoretically expose shareholders to unlimited loss on such positions, although the Adviser seeks to mitigate this potential loss by limiting a single short-sale position to 2.5% of the Fund's net assets at the time of opening the position.

A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund's performance and may increase share price volatility. Moreover, a higher portfolio turnover rate may result in higher taxes when Fund shares are held in a taxable account.

The Fund may invest in a smaller number of companies, which will likely add to Fund volatility.

Risk Lose Money [Text]	rr_RiskLoseMoney	Shareholders of the Fund are exposed to higher risk than the stock market as a whole and could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows how the Fund's performance has varied on a calendar year basis. The table shows how the Fund's average annual returns for various periods compare with those of a broad measure of market performance. In addition, the Fund's performance is compared to the Russell 2000® Index, an unmanaged, market value weighted index, which measures the performance of the 2,000 companies that are between the 1,000th and 3,000th largest in the market with dividends reinvested. This information is based on past performance. Past performance (before and after taxes) does not guarantee future results. Updated performance information is available on the Fund's website at www.bridgeway.com or by calling 800-661-3550.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows how the Fund's performance has varied on a calendar year basis. The table shows how the Fund's average annual returns for various periods compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-661-3550
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bridgeway.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not guarantee future results.
Bar Chart [Heading]	rr_BarChartHeading	Aggressive Investors 1 Fund Year by Year % Returns as of 12/31 of Each Year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Return from 1/1/11 through 9/30/11 was -20.96%.

	Quarter	Total Return
Best Quarter	Q2 03	28.34%
Worst Quarter	Q4 08	-32.80%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended 12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Aggressive Investors 1 Fund | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Aggressive Investors 1 Fund | Russell 2000 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.85%
5 Years	rr_AverageAnnualReturnYear05	4.47%
10 Years	rr_AverageAnnualReturnYear10	6.33%

[1]	The management fee for the Fund has been restated to reflect only the base management fee payable under the Fund's performance-based management fee structure. The total actual management fee for the fiscal year ended June 30, 2011 was -0.76% (see page 68 for more details). The actual total management fee for the prior fiscal year was negative due to the negative performance adjustment of the investment management fee under the Fund's performance-based management fee structure. As a result of the restatement, the management fee shown in the table above will be higher than that included in the expense ratio shown in the Financial Highlights table for the Fund.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.

Aggressive Investors 2 Fund
FUND SUMMARY: AGGRESSIVE INVESTORS 2 FUND
Investment Objective:

The Aggressive Investors 2 Fund (the "Fund") seeks to exceed the stock market total return (primarily through capital appreciation) at a level of total risk roughly equal to that of the stock market over longer periods of time (three year intervals or more).

Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (paid directly from your investment)
Shareholder Fees -	Aggressive Investors 2 Fund Class N
Sales Charge (Load) Imposed on Purchases	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fees	none
Exchange Fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Aggressive Investors 2 Fund Class N
Management Fees	0.31%
Distribution and/or Service (12b-1) Fees	none
Acquired Fund Fees and Expenses	none
Other Expenses	0.39%
Total Annual Fund Operating Expenses	0.70%

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Aggressive Investors 2 Fund Class N	72	224	390	871

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 93% of the average value of its portfolio.

Principal Investment Strategies:

The Fund invests in a diversified portfolio of common stocks of companies of any size that are listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ. Bridgeway Capital Management, Inc. (the "Adviser") selects stocks for the Fund using a proprietary statistically driven approach. The Fund seeks to achieve the risk objective by investing in stocks that the Adviser believes have a lower probability of price decline over the long term, though the stock price may be more volatile in the short term. Although the Aggressive Investors 2 Fund can invest in stocks of any size, the Fund is not expected to invest in stocks for which there is relatively low market liquidity, as determined periodically by the Adviser based on the stock's trading volume. The Fund may also use aggressive investment techniques such as:

·	leveraging (borrowing up to 50% of its net assets from banks),
·

purchasing and selling futures and options on individual stocks and stock market indexes to increase or decrease the Fund's exposure to stock market risk in order to attempt to maintain a more constant level of risk,

·	purchasing and selling financial or commodity futures and options to diversify risk,
·	entering into short-sale transactions (up to 20% of its total assets),
·	investing up to 20% of its total assets in a single company,
·	investing up to 15% of its total assets in foreign securities (as defined below), and
·	short-term trading (buying and selling the same security in less than a three-month timeframe).

For purposes of the Fund's investments, "foreign securities" means those securities issued by companies: (i) that are domiciled in a country other than the U.S.; and (ii) that derive 50% or more of their total revenue from activities outside of the U.S.

The Fund sometimes invests in a smaller number of companies than many mutual funds.

The Fund may engage in active and frequent trading.

Principal Risks:

Shareholders of the Fund are exposed to higher risk than the stock market as a whole and could lose money.

Since the Fund invests in companies of any size and because there are a larger number of small companies, the Fund may bear the short-term risk (volatility) associated with small companies, especially in the early stages of an economic or stock market downturn.

The Fund may also exhibit higher volatility due to the use of aggressive investment techniques including futures, options, and leverage. Futures and options may not always be successful hedges, and their prices can be highly volatile. They may not always successfully manage risk. Using futures and options could lower a Fund's total return, and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts. Leverage created from borrowing may impair the Fund's liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Investments in foreign securities can be more volatile than investments in U.S. securities.

Individual short-sale positions can theoretically expose shareholders to unlimited loss on such positions, although the Adviser seeks to mitigate this potential loss by limiting a single short-sale position to 2.5% of net assets at the time of opening the position.

A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund's performance and may increase share price volatility. Moreover, a higher portfolio turnover rate may result in higher taxes when Fund shares are held in a taxable account.

The Fund may invest in a smaller number of companies, which will likely add to Fund volatility.

Performance:

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows how the Fund's performance has varied on a calendar year basis. The table shows how the Fund's average annual returns for various periods compare with those of a broad measure of market performance. In addition, the Fund's performance is compared to the Russell 2000® Index, an unmanaged, market value weighted index, which measures the performance of the 2,000 companies that are between the 1,000th and 3,000th largest in the market with dividends reinvested. This information is based on past performance. Past performance (before and after taxes) does not guarantee future results. Updated performance information is available on the Fund's website at www.bridgeway.com or by calling 800-661-3550.

Aggressive Investors 2 Fund Year by Year % Returns as of 12/31 of Each Year

  Return from 1/1/11 through 9/30/11 was -20.09%.

	Quarter	Total Return
Best Quarter	Q2 03	30.62%
Worst Quarter	Q4 08	-32.58%

Average Annual Total Returns (For the periods ended 12/31/10)
Average Annual Total Returns - Aggressive Investors 2 Fund		1 Year	5 Years	Since Inception	Inception Date
Class N		12.10%	(1.84%)	4.71%	Oct 31, 2001
Class N Return After Taxes on Distributions	[1]	11.98%	(2.01%)	4.57%
Class N Return After Taxes on Distributions and Sale of Fund Shares	[1]	8.02%	(1.52%)	4.13%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)		15.06%	2.29%	3.89%
Russell 2000 Index (reflects no deductions for fees, expenses or taxes)		26.85%	4.47%	8.22%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BRIDGEWAY FUNDS INC
Prospectus Date	rr_ProspectusDate	Oct 31, 2011
Aggressive Investors 2 Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees	rr_RedemptionFeeOverRedemption	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.31%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
1 Year	rr_ExpenseExampleYear01	72
3 Years	rr_ExpenseExampleYear03	224
5 Years	rr_ExpenseExampleYear05	390
10 Years	rr_ExpenseExampleYear10	871
Annual Return 2002	rr_AnnualReturn2002	(19.02%)
Annual Return 2003	rr_AnnualReturn2003	44.01%
Annual Return 2004	rr_AnnualReturn2004	16.23%
Annual Return 2005	rr_AnnualReturn2005	18.59%
Annual Return 2006	rr_AnnualReturn2006	5.43%
Annual Return 2007	rr_AnnualReturn2007	32.19%
Annual Return 2008	rr_AnnualReturn2008	(55.07%)
Annual Return 2009	rr_AnnualReturn2009	29.84%
Annual Return 2010	rr_AnnualReturn2010	12.10%
Year to Date Return, Label	rr_YearToDateReturnLabel	Return from 1/1/11 through 9/30/11
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(20.09%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.58%)
1 Year	rr_AverageAnnualReturnYear01	12.10%
5 Years	rr_AverageAnnualReturnYear05	(1.84%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2001
Aggressive Investors 2 Fund | Class N | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.98%	[1]
5 Years	rr_AverageAnnualReturnYear05	(2.01%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	4.57%	[1]
Aggressive Investors 2 Fund | Class N | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.02%	[1]
5 Years	rr_AverageAnnualReturnYear05	(1.52%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	4.13%	[1]
Aggressive Investors 2 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: AGGRESSIVE INVESTORS 2 FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Aggressive Investors 2 Fund (the "Fund") seeks to exceed the stock market total return (primarily through capital appreciation) at a level of total risk roughly equal to that of the stock market over longer periods of time (three year intervals or more).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 93% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	93.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in a diversified portfolio of common stocks of companies of any size that are listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ. Bridgeway Capital Management, Inc. (the "Adviser") selects stocks for the Fund using a proprietary statistically driven approach. The Fund seeks to achieve the risk objective by investing in stocks that the Adviser believes have a lower probability of price decline over the long term, though the stock price may be more volatile in the short term. Although the Aggressive Investors 2 Fund can invest in stocks of any size, the Fund is not expected to invest in stocks for which there is relatively low market liquidity, as determined periodically by the Adviser based on the stock's trading volume. The Fund may also use aggressive investment techniques such as:

·	leveraging (borrowing up to 50% of its net assets from banks),
·

purchasing and selling futures and options on individual stocks and stock market indexes to increase or decrease the Fund's exposure to stock market risk in order to attempt to maintain a more constant level of risk,

·	purchasing and selling financial or commodity futures and options to diversify risk,
·	entering into short-sale transactions (up to 20% of its total assets),
·	investing up to 20% of its total assets in a single company,
·	investing up to 15% of its total assets in foreign securities (as defined below), and
·	short-term trading (buying and selling the same security in less than a three-month timeframe).

For purposes of the Fund's investments, "foreign securities" means those securities issued by companies: (i) that are domiciled in a country other than the U.S.; and (ii) that derive 50% or more of their total revenue from activities outside of the U.S.

The Fund sometimes invests in a smaller number of companies than many mutual funds.

The Fund may engage in active and frequent trading.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Shareholders of the Fund are exposed to higher risk than the stock market as a whole and could lose money.

Since the Fund invests in companies of any size and because there are a larger number of small companies, the Fund may bear the short-term risk (volatility) associated with small companies, especially in the early stages of an economic or stock market downturn.

The Fund may also exhibit higher volatility due to the use of aggressive investment techniques including futures, options, and leverage. Futures and options may not always be successful hedges, and their prices can be highly volatile. They may not always successfully manage risk. Using futures and options could lower a Fund's total return, and the potential loss from the use of futures can exceed a Fund's initial investment in such contracts. Leverage created from borrowing may impair the Fund's liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Investments in foreign securities can be more volatile than investments in U.S. securities.

Individual short-sale positions can theoretically expose shareholders to unlimited loss on such positions, although the Adviser seeks to mitigate this potential loss by limiting a single short-sale position to 2.5% of net assets at the time of opening the position.

A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund's performance and may increase share price volatility. Moreover, a higher portfolio turnover rate may result in higher taxes when Fund shares are held in a taxable account.

The Fund may invest in a smaller number of companies, which will likely add to Fund volatility.

Risk Lose Money [Text]	rr_RiskLoseMoney	Shareholders of the Fund are exposed to higher risk than the stock market as a whole and could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows how the Fund's performance has varied on a calendar year basis. The table shows how the Fund's average annual returns for various periods compare with those of a broad measure of market performance. In addition, the Fund's performance is compared to the Russell 2000® Index, an unmanaged, market value weighted index, which measures the performance of the 2,000 companies that are between the 1,000th and 3,000th largest in the market with dividends reinvested. This information is based on past performance. Past performance (before and after taxes) does not guarantee future results. Updated performance information is available on the Fund's website at www.bridgeway.com or by calling 800-661-3550.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows how the Fund's performance has varied on a calendar year basis. The table shows how the Fund's average annual returns for various periods compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-661-3550
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bridgeway.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not guarantee future results.
Bar Chart [Heading]	rr_BarChartHeading	Aggressive Investors 2 Fund Year by Year % Returns as of 12/31 of Each Year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Return from 1/1/11 through 9/30/11 was -20.09%.

	Quarter	Total Return
Best Quarter	Q2 03	30.62%
Worst Quarter	Q4 08	-32.58%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended 12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Aggressive Investors 2 Fund | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
Since Inception	rr_AverageAnnualReturnSinceInception	3.89%
Aggressive Investors 2 Fund | Russell 2000 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.85%
5 Years	rr_AverageAnnualReturnYear05	4.47%
Since Inception	rr_AverageAnnualReturnSinceInception	8.22%

[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.

Ultra-Small Company Fund
FUND SUMMARY: ULTRA-SMALL COMPANY FUND
Investment Objective:
The Ultra-Small Company Fund (the "Fund") seeks to provide a long-term total return on capital, primarily through capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (paid directly from your investment)
Shareholder Fees -	Ultra-Small Company Fund Class N
Sales Charge (Load) Imposed on Purchases	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fees	none
Exchange Fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Ultra-Small Company Fund Class N
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees	none
Acquired Fund Fees and Expenses	none
Other Expenses	0.28%
Total Annual Fund Operating Expenses	1.18%

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Ultra-Small Company Fund Class N	120	375	649	1,432

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 110% of the average value of its portfolio.

Principal Investment Strategies:

The Fund invests in a diversified portfolio of common stocks of ultra-small companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in ultra-small company stocks based on company size at the time of purchase. For purposes of the Fund's investments, "ultra-small companies" are defined as those: (i) companies that have a market capitalization the size of the smallest 10% of companies listed on the New York Stock Exchange; or (ii) companies with a capitalization that falls within the range of capitalization of companies included in the Cap-Based Portfolio 10 Index as defined by the University of Chicago's Center for Research in Security Prices ("CRSP"). A majority of these stocks are listed on NASDAQ. On June 30, 2011, the stocks in this group generally had a market capitalization of less than  $281 million. Bridgeway Capital Management, Inc. (the "Adviser") selects stocks for the Fund using a proprietary statistically driven approach.

The Fund may invest up to 15% of its total assets in foreign securities. For purposes of the Fund's investments, "foreign securities" means those securities issued by companies: (i) that are domiciled in a country other than the U.S.; and (ii) that derive 50% or more of their total revenue from activities outside of the U.S.

The Fund may engage in active and frequent trading.

Principal Risks:

The market price of ultra-small company shares typically exhibit much greater volatility than large-company shares and significantly greater volatility than small-company shares and even micro-cap company shares. Therefore, shareholders of this Fund are exposed to higher risk and could lose money.

The Fund is also subject to the risk that ultra-small company stocks will underperform other kinds of investments for a period of time.

A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund's performance and may increase share price volatility. Moreover, a higher portfolio turnover rate may result in higher taxes when Fund shares are held in a taxable account.

Investments in foreign securities can be more volatile than investments in U.S. securities.

Performance:

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows how the Fund's performance has varied on a calendar year basis. The table shows how the Fund's average annual returns for various periods compare with those of a broad measure of market performance. This information is based on past performance. Past performance (before and after taxes) does not guarantee future results. Updated performance information is available on the Fund's website at www.bridgeway.com or by calling 800-661-3550.

Ultra-Small Company Fund Year by Year % Returns as of 12/31 of Each Year

  Return from 1/1/11 through 9/30/11 was -25.43%.

	Quarter	Total Return
Best Quarter	Q2 09	38.67%
Worst Quarter	Q4 08	-27.19%

Average Annual Total Returns (For the periods ended 12/31/10)
Average Annual Total Returns - Ultra-Small Company Fund		1 Year	5 Years	10 Years
Class N		23.55%	3.17%	14.59%
Class N Return After Taxes on Distributions	[1]	23.37%	2.08%	12.62%
Class N Return After Taxes on Distributions and Sale of Fund Shares	[1]	15.41%	2.69%	12.60%
CRSP Cap-Based Portfolio 10 Index (reflects no deductions for fees, expenses or taxes)		29.55%	6.04%	15.36%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BRIDGEWAY FUNDS INC
Prospectus Date	rr_ProspectusDate	Oct 31, 2011
Ultra-Small Company Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees	rr_RedemptionFeeOverRedemption	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
1 Year	rr_ExpenseExampleYear01	120
3 Years	rr_ExpenseExampleYear03	375
5 Years	rr_ExpenseExampleYear05	649
10 Years	rr_ExpenseExampleYear10	1,432
Annual Return 2001	rr_AnnualReturn2001	34.00%
Annual Return 2002	rr_AnnualReturn2002	3.98%
Annual Return 2003	rr_AnnualReturn2003	88.57%
Annual Return 2004	rr_AnnualReturn2004	23.33%
Annual Return 2005	rr_AnnualReturn2005	2.99%
Annual Return 2006	rr_AnnualReturn2006	21.55%
Annual Return 2007	rr_AnnualReturn2007	(2.77%)
Annual Return 2008	rr_AnnualReturn2008	(46.24%)
Annual Return 2009	rr_AnnualReturn2009	48.93%
Annual Return 2010	rr_AnnualReturn2010	23.55%
Year to Date Return, Label	rr_YearToDateReturnLabel	Return from 1/1/11 through 9/30/11
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(25.43%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	38.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.19%)
1 Year	rr_AverageAnnualReturnYear01	23.55%
5 Years	rr_AverageAnnualReturnYear05	3.17%
10 Years	rr_AverageAnnualReturnYear10	14.59%
Ultra-Small Company Fund | Class N | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.37%	[1]
5 Years	rr_AverageAnnualReturnYear05	2.08%	[1]
10 Years	rr_AverageAnnualReturnYear10	12.62%	[1]
Ultra-Small Company Fund | Class N | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.41%	[1]
5 Years	rr_AverageAnnualReturnYear05	2.69%	[1]
10 Years	rr_AverageAnnualReturnYear10	12.60%	[1]
Ultra-Small Company Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: ULTRA-SMALL COMPANY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Ultra-Small Company Fund (the "Fund") seeks to provide a long-term total return on capital, primarily through capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 110% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	110.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in a diversified portfolio of common stocks of ultra-small companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in ultra-small company stocks based on company size at the time of purchase. For purposes of the Fund's investments, "ultra-small companies" are defined as those: (i) companies that have a market capitalization the size of the smallest 10% of companies listed on the New York Stock Exchange; or (ii) companies with a capitalization that falls within the range of capitalization of companies included in the Cap-Based Portfolio 10 Index as defined by the University of Chicago's Center for Research in Security Prices ("CRSP"). A majority of these stocks are listed on NASDAQ. On June 30, 2011, the stocks in this group generally had a market capitalization of less than  $281 million. Bridgeway Capital Management, Inc. (the "Adviser") selects stocks for the Fund using a proprietary statistically driven approach.

The Fund may invest up to 15% of its total assets in foreign securities. For purposes of the Fund's investments, "foreign securities" means those securities issued by companies: (i) that are domiciled in a country other than the U.S.; and (ii) that derive 50% or more of their total revenue from activities outside of the U.S.

The Fund may engage in active and frequent trading.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The market price of ultra-small company shares typically exhibit much greater volatility than large-company shares and significantly greater volatility than small-company shares and even micro-cap company shares. Therefore, shareholders of this Fund are exposed to higher risk and could lose money.

The Fund is also subject to the risk that ultra-small company stocks will underperform other kinds of investments for a period of time.

A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund's performance and may increase share price volatility. Moreover, a higher portfolio turnover rate may result in higher taxes when Fund shares are held in a taxable account.

Investments in foreign securities can be more volatile than investments in U.S. securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, shareholders of this Fund are exposed to higher risk and could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows how the Fund's performance has varied on a calendar year basis. The table shows how the Fund's average annual returns for various periods compare with those of a broad measure of market performance. This information is based on past performance. Past performance (before and after taxes) does not guarantee future results. Updated performance information is available on the Fund's website at www.bridgeway.com or by calling 800-661-3550.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows how the Fund's performance has varied on a calendar year basis. The table shows how the Fund's average annual returns for various periods compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-661-3550
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bridgeway.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not guarantee future results.
Bar Chart [Heading]	rr_BarChartHeading	Ultra-Small Company Fund Year by Year % Returns as of 12/31 of Each Year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Return from 1/1/11 through 9/30/11 was -25.43%.

	Quarter	Total Return
Best Quarter	Q2 09	38.67%
Worst Quarter	Q4 08	-27.19%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended 12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Ultra-Small Company Fund | CRSP Cap-Based Portfolio 10 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.55%
5 Years	rr_AverageAnnualReturnYear05	6.04%
10 Years	rr_AverageAnnualReturnYear10	15.36%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.

Ultra-Small Company Market Fund
FUND SUMMARY: ULTRA-SMALL COMPANY MARKET FUND
Investment Objective:
The Ultra-Small Company Market Fund (the "Fund") seeks to provide a long-term total return on capital, primarily through capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (paid directly from your investment)
Shareholder Fees -	Ultra-Small Company Market Fund Class N
Sales Charge (Load) Imposed on Purchases	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fees (as a percentage of amount redeemed for shares held less than 6 months)	2.00%
Exchange Fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Ultra-Small Company Market Fund Class N
Management Fees		0.50%
Distribution and/or Service (12b-1) Fees		none
Acquired Fund Fees and Expenses		0.01%
Other Expenses		0.29%
Total Annual Fund Operating Expenses		0.80%
Fee Waiver and/or Expense Reimbursement	[1]	(0.04%)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)		0.76%
[1]	Bridgeway Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund, pursuant to its Management Agreement with Bridgeway Funds, Inc. ("Bridgeway Funds"), is contractually obligated to waive fees and/or pay Fund expenses, if necessary, to ensure that net expenses do not exceed 0.75%. Acquired Fund Fees and Expenses are not included in the 0.75% expense limitation. Any material change to this Fund policy would require a vote by shareholders.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Ultra-Small Company Market Fund Class N	78	243	422	942

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies:

The Fund aims to achieve its objective by approximating the total return of the Cap-Based Portfolio 10 Index (the "Index") published by the University of Chicago's Center for Research in Security Prices ("CRSP") over longer time periods. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in ultra-small company stocks based on company size at the time of purchase. For purposes of the Fund's investments, "ultra-small companies" are defined as those: (i) companies that have a market capitalization the size of the smallest 10% of companies listed on the New York Stock Exchange; or (ii) companies with a capitalization that falls within the range of capitalization of companies included in the Index as defined by CRSP. A majority of the stocks in the Fund are listed on NASDAQ. On June 30, 2011, the stocks in this group generally had a market capitalization of less than  $281 million. The Adviser invests in a representative sample of the companies included in the Index. However, the Adviser also may invest in companies that are not included in the Index.

The Adviser also seeks to minimize the distribution of capital gains, within the constraints of the investment objective and ultra-small company focus, by offsetting capital gains with capital losses. By paying close attention to trading, the Adviser seeks to conduct its tax management without detriment to the overall Fund return.

Principal Risks:

The market price of ultra-small company shares typically exhibits much greater volatility than large-company shares and significantly greater volatility than small-company and even micro-cap company shares. Therefore, shareholders of this Fund are exposed to higher risk and could lose money.

The Fund is also subject to the risk that ultra-small company stocks will underperform other kinds of investments for a period of time.

Performance:

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows how the Fund's performance has varied on a calendar year basis. The table shows how the Fund's average annual returns for various periods compare with those of a broad measure of market performance. This information is based on past performance. Past performance (before and after taxes) does not guarantee future results. Updated performance information is available on the Fund's website at www.bridgeway.com or by calling 800-661-3550.

Ultra-Small Company Market Fund Year by Year % Returns as of 12/31 of Each Year

  Return from 1/1/11 through 9/30/11 was -19.84%.

	Quarter	Total Return
Best Quarter	Q2 03	30.87%
Worst Quarter	Q4 08	-27.94%

Average Annual Total Returns (For the periods ended 12/31/10)
Average Annual Total Returns - Ultra-Small Company Market Fund		1 Year	5 Years	10 Years
Class N		24.86%	0.07%	11.34%
Class N Return After Taxes on Distributions	[1]	24.65%	(0.57%)	10.90%
Class N Return After Taxes on Distributions and Sale of Fund Shares	[1]	16.38%	(0.10%)	10.08%
CRSP Cap-Based Portfolio 10 Index (reflects no deductions for fees, expenses or taxes)		29.55%	6.04%	15.36%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BRIDGEWAY FUNDS INC
Prospectus Date	rr_ProspectusDate	Oct 31, 2011
Ultra-Small Company Market Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees (as a percentage of amount redeemed for shares held less than 6 months)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	rr_NetExpensesOverAssets	0.76%
1 Year	rr_ExpenseExampleYear01	78
3 Years	rr_ExpenseExampleYear03	243
5 Years	rr_ExpenseExampleYear05	422
10 Years	rr_ExpenseExampleYear10	942
Annual Return 2001	rr_AnnualReturn2001	23.98%
Annual Return 2002	rr_AnnualReturn2002	4.90%
Annual Return 2003	rr_AnnualReturn2003	79.43%
Annual Return 2004	rr_AnnualReturn2004	20.12%
Annual Return 2005	rr_AnnualReturn2005	4.08%
Annual Return 2006	rr_AnnualReturn2006	11.48%
Annual Return 2007	rr_AnnualReturn2007	(5.40%)
Annual Return 2008	rr_AnnualReturn2008	(39.49%)
Annual Return 2009	rr_AnnualReturn2009	25.95%
Annual Return 2010	rr_AnnualReturn2010	24.86%
Year to Date Return, Label	rr_YearToDateReturnLabel	Return from 1/1/11 through 9/30/11
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(19.84%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.94%)
1 Year	rr_AverageAnnualReturnYear01	24.86%
5 Years	rr_AverageAnnualReturnYear05	0.07%
10 Years	rr_AverageAnnualReturnYear10	11.34%
Ultra-Small Company Market Fund | Class N | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.65%	[2]
5 Years	rr_AverageAnnualReturnYear05	(0.57%)	[2]
10 Years	rr_AverageAnnualReturnYear10	10.90%	[2]
Ultra-Small Company Market Fund | Class N | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.38%	[2]
5 Years	rr_AverageAnnualReturnYear05	(0.10%)	[2]
10 Years	rr_AverageAnnualReturnYear10	10.08%	[2]
Ultra-Small Company Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: ULTRA-SMALL COMPANY MARKET FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Ultra-Small Company Market Fund (the "Fund") seeks to provide a long-term total return on capital, primarily through capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund aims to achieve its objective by approximating the total return of the Cap-Based Portfolio 10 Index (the "Index") published by the University of Chicago's Center for Research in Security Prices ("CRSP") over longer time periods. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in ultra-small company stocks based on company size at the time of purchase. For purposes of the Fund's investments, "ultra-small companies" are defined as those: (i) companies that have a market capitalization the size of the smallest 10% of companies listed on the New York Stock Exchange; or (ii) companies with a capitalization that falls within the range of capitalization of companies included in the Index as defined by CRSP. A majority of the stocks in the Fund are listed on NASDAQ. On June 30, 2011, the stocks in this group generally had a market capitalization of less than  $281 million. The Adviser invests in a representative sample of the companies included in the Index. However, the Adviser also may invest in companies that are not included in the Index.

The Adviser also seeks to minimize the distribution of capital gains, within the constraints of the investment objective and ultra-small company focus, by offsetting capital gains with capital losses. By paying close attention to trading, the Adviser seeks to conduct its tax management without detriment to the overall Fund return.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The market price of ultra-small company shares typically exhibits much greater volatility than large-company shares and significantly greater volatility than small-company and even micro-cap company shares. Therefore, shareholders of this Fund are exposed to higher risk and could lose money.

The Fund is also subject to the risk that ultra-small company stocks will underperform other kinds of investments for a period of time.

Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, shareholders of this Fund are exposed to higher risk and could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows how the Fund's performance has varied on a calendar year basis. The table shows how the Fund's average annual returns for various periods compare with those of a broad measure of market performance. This information is based on past performance. Past performance (before and after taxes) does not guarantee future results. Updated performance information is available on the Fund's website at www.bridgeway.com or by calling 800-661-3550.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows how the Fund's performance has varied on a calendar year basis. The table shows how the Fund's average annual returns for various periods compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-661-3550
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bridgeway.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not guarantee future results.
Bar Chart [Heading]	rr_BarChartHeading	Ultra-Small Company Market Fund Year by Year % Returns as of 12/31 of Each Year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Return from 1/1/11 through 9/30/11 was -19.84%.

	Quarter	Total Return
Best Quarter	Q2 03	30.87%
Worst Quarter	Q4 08	-27.94%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended 12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Ultra-Small Company Market Fund | CRSP Cap-Based Portfolio 10 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.55%
5 Years	rr_AverageAnnualReturnYear05	6.04%
10 Years	rr_AverageAnnualReturnYear10	15.36%

[1]	Bridgeway Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund, pursuant to its Management Agreement with Bridgeway Funds, Inc. ("Bridgeway Funds"), is contractually obligated to waive fees and/or pay Fund expenses, if necessary, to ensure that net expenses do not exceed 0.75%. Acquired Fund Fees and Expenses are not included in the 0.75% expense limitation. Any material change to this Fund policy would require a vote by shareholders.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.

Micro-Cap Limited Fund
FUND SUMMARY: MICRO-CAP LIMITED FUND
Investment Objective:
The Micro-Cap Limited Fund (the "Fund") seeks to provide a long-term total return on capital, primarily through capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (paid directly from your investment)
Shareholder Fees -	Micro-Cap Limited Fund Class N
Sales Charge (Load) Imposed on Purchases	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fees	none
Exchange Fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Micro-Cap Limited Fund Class N
Management Fees	[1]	0.90%
Distribution and/or Service (12b-1) Fees		none
Acquired Fund Fees and Expenses		none
Other Expenses		0.68%
Total Annual Fund Operating Expenses		1.58%
[1]	The management fee for the Fund has been restated to reflect only the base management fee payable under the Fund's performance-based management fee structure. The total actual management fee for the fiscal year ended June 30, 2011 was -0.36% (see page 68 for more details). The actual total management fee for the prior fiscal year was negative due to the negative performance adjustment of the investment management fee under the Fund's performance-based management fee structure. As a result of the restatement, the management fee shown in the table above will be higher than that included in the expense ratio shown in the Financial Highlights table for the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Micro-Cap Limited Fund Class N	161	499	860	1,878

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 111% of the average value of its portfolio.

Principal Investment Strategies:

The Micro-Cap Limited Fund invests in a diversified portfolio of common stocks of micro-cap companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in micro-cap company stocks based on company size at time of purchase. For purposes of the Fund's investments, "micro-cap companies" are defined as those: (i) companies that have a market capitalization the size of the second and third smallest 10% of companies listed on the New York Stock Exchange; or (ii) companies with a capitalization that falls within the range of capitalization of companies included in the Cap-Based Portfolio 8 Index or Cap-Based Portfolio 9 Index as defined by the University of Chicago's Center for Research in Security Prices ("CRSP"). A majority of the stocks in the Fund are listed on NASDAQ. On June 30, 2011, the stocks in this group generally had a market capitalization between  $282 million and  $949 million. Bridgeway Capital Management, Inc. (the "Adviser") selects stocks for the Fund using a proprietary statistically driven approach.

The Fund may invest up to 15% of its total assets in foreign securities. For purposes of the Fund's investments, "foreign securities" means those securities issued by companies: (i) that are domiciled in a country other than the U.S.; and (ii) that derive 50% or more of their total revenue from activities outside of the U.S.

The Fund may engage in active and frequent trading.

Principal Risks:

The market price of micro-cap shares typically exhibit much greater volatility (risk) than large-company shares. In addition, the Fund may invest in a smaller number of companies, which will also likely add to Fund volatility. Therefore, shareholders of this Fund are exposed to higher risk and could lose money.

The Fund is also subject to the risk that micro-cap company stocks will underperform other kinds of investments for a period of time.

Investments in foreign securities can be more volatile than investments in U.S. securities.

A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund's performance and may increase share price volatility. Moreover, a higher portfolio turnover rate may result in higher taxes when Fund shares are held in a taxable account.

Performance:

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows how the Fund's performance has varied on a calendar year basis. The table shows how the Fund's average annual returns for various periods compare with those of a broad measure of market performance. This information is based on past performance. Past performance (before and after taxes) does not guarantee future results. Updated performance information is available on the Fund's website at www.bridgeway.com or by calling 800-661-3550.

Micro-Cap Limited Fund Year by Year % Returns as of 12/31 of Each Year

Return from 1/1/11 through 9/30/11 was -23.99%.

	Quarter	Total Return
Best Quarter	Q2 03	30.73%
Worst Quarter	Q4 08	-26.74%

Average Annual Total Returns (For the periods ended 12/31/10)
Average Annual Total Returns - Micro-Cap Limited Fund		1 Year	5 Years	10 Years
Class N		29.11%	(3.86%)	7.16%
Class N Return After Taxes on Distributions	[1]	28.52%	(4.61%)	5.57%
Class N Return After Taxes on Distributions and Sale of Fund Shares	[1]	19.06%	(3.21%)	5.92%
CRSP Cap-Based Portfolio 9 Index (reflects no deductions for fees, expenses or taxes)		29.08%	5.89%	10.88%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BRIDGEWAY FUNDS INC
Prospectus Date	rr_ProspectusDate	Oct 31, 2011
Micro-Cap Limited Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees	rr_RedemptionFeeOverRedemption	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.90%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%
1 Year	rr_ExpenseExampleYear01	161
3 Years	rr_ExpenseExampleYear03	499
5 Years	rr_ExpenseExampleYear05	860
10 Years	rr_ExpenseExampleYear10	1,878
Annual Return 2001	rr_AnnualReturn2001	30.20%
Annual Return 2002	rr_AnnualReturn2002	(16.61%)
Annual Return 2003	rr_AnnualReturn2003	66.97%
Annual Return 2004	rr_AnnualReturn2004	9.46%
Annual Return 2005	rr_AnnualReturn2005	22.55%
Annual Return 2006	rr_AnnualReturn2006	(2.34%)
Annual Return 2007	rr_AnnualReturn2007	(4.97%)
Annual Return 2008	rr_AnnualReturn2008	(41.74%)
Annual Return 2009	rr_AnnualReturn2009	17.65%
Annual Return 2010	rr_AnnualReturn2010	29.11%
Year to Date Return, Label	rr_YearToDateReturnLabel	Return from 1/1/11 through 9/30/11
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(23.99%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.74%)
1 Year	rr_AverageAnnualReturnYear01	29.11%
5 Years	rr_AverageAnnualReturnYear05	(3.86%)
10 Years	rr_AverageAnnualReturnYear10	7.16%
Micro-Cap Limited Fund | Class N | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	28.52%	[2]
5 Years	rr_AverageAnnualReturnYear05	(4.61%)	[2]
10 Years	rr_AverageAnnualReturnYear10	5.57%	[2]
Micro-Cap Limited Fund | Class N | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.06%	[2]
5 Years	rr_AverageAnnualReturnYear05	(3.21%)	[2]
10 Years	rr_AverageAnnualReturnYear10	5.92%	[2]
Micro-Cap Limited Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: MICRO-CAP LIMITED FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Micro-Cap Limited Fund (the "Fund") seeks to provide a long-term total return on capital, primarily through capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 111% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	111.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Micro-Cap Limited Fund invests in a diversified portfolio of common stocks of micro-cap companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in micro-cap company stocks based on company size at time of purchase. For purposes of the Fund's investments, "micro-cap companies" are defined as those: (i) companies that have a market capitalization the size of the second and third smallest 10% of companies listed on the New York Stock Exchange; or (ii) companies with a capitalization that falls within the range of capitalization of companies included in the Cap-Based Portfolio 8 Index or Cap-Based Portfolio 9 Index as defined by the University of Chicago's Center for Research in Security Prices ("CRSP"). A majority of the stocks in the Fund are listed on NASDAQ. On June 30, 2011, the stocks in this group generally had a market capitalization between  $282 million and  $949 million. Bridgeway Capital Management, Inc. (the "Adviser") selects stocks for the Fund using a proprietary statistically driven approach.

The Fund may invest up to 15% of its total assets in foreign securities. For purposes of the Fund's investments, "foreign securities" means those securities issued by companies: (i) that are domiciled in a country other than the U.S.; and (ii) that derive 50% or more of their total revenue from activities outside of the U.S.

The Fund may engage in active and frequent trading.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The market price of micro-cap shares typically exhibit much greater volatility (risk) than large-company shares. In addition, the Fund may invest in a smaller number of companies, which will also likely add to Fund volatility. Therefore, shareholders of this Fund are exposed to higher risk and could lose money.

The Fund is also subject to the risk that micro-cap company stocks will underperform other kinds of investments for a period of time.

Investments in foreign securities can be more volatile than investments in U.S. securities.

A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund's performance and may increase share price volatility. Moreover, a higher portfolio turnover rate may result in higher taxes when Fund shares are held in a taxable account.

Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, shareholders of this Fund are exposed to higher risk and could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows how the Fund's performance has varied on a calendar year basis. The table shows how the Fund's average annual returns for various periods compare with those of a broad measure of market performance. This information is based on past performance. Past performance (before and after taxes) does not guarantee future results. Updated performance information is available on the Fund's website at www.bridgeway.com or by calling 800-661-3550.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows how the Fund's performance has varied on a calendar year basis. The table shows how the Fund's average annual returns for various periods compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-661-3550
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bridgeway.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not guarantee future results.
Bar Chart [Heading]	rr_BarChartHeading	Micro-Cap Limited Fund Year by Year % Returns as of 12/31 of Each Year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Return from 1/1/11 through 9/30/11 was -23.99%.

	Quarter	Total Return
Best Quarter	Q2 03	30.73%
Worst Quarter	Q4 08	-26.74%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended 12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Micro-Cap Limited Fund | CRSP Cap-Based Portfolio 9 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.08%
5 Years	rr_AverageAnnualReturnYear05	5.89%
10 Years	rr_AverageAnnualReturnYear10	10.88%

[1]	The management fee for the Fund has been restated to reflect only the base management fee payable under the Fund's performance-based management fee structure. The total actual management fee for the fiscal year ended June 30, 2011 was -0.36% (see page 68 for more details). The actual total management fee for the prior fiscal year was negative due to the negative performance adjustment of the investment management fee under the Fund's performance-based management fee structure. As a result of the restatement, the management fee shown in the table above will be higher than that included in the expense ratio shown in the Financial Highlights table for the Fund.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.

Small-Cap Momentum Fund
FUND SUMMARY: SMALL-CAP MOMENTUM FUND
Investment Objective:
The Small-Cap Momentum Fund (the "Fund") seeks to provide long-term total return on capital, primarily through capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (paid directly from your investment)
Shareholder Fees -	Small-Cap Momentum Fund Class N
Sales Charge (Load) Imposed on Purchases	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fees (as a percentage of amount redeemed for shares held less than 6 months)	2.00%
Exchange Fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Small-Cap Momentum Fund Class N
Management Fees		0.55%
Distribution and/or Service (12b-1) Fees		none
Acquired Fund Fees and Expenses		none
Other Expenses		4.88%
Total Annual Fund Operating Expenses		5.43%
Fee Waiver and/or Expense Reimbursement	[1]	(4.53%)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)		0.90%
[1]	Bridgeway Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund, pursuant to its Management Agreement with Bridgeway Funds, Inc. ("Bridgeway Funds"), is contractually obligated to waive fees and/or pay Fund expenses, if necessary, to ensure that net expenses do not exceed 0.90%. The expense limitation cannot be changed or eliminated without shareholder approval. The Fund is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Small-Cap Momentum Fund Class N	92	287	498	1,108

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 272% of the average value of its portfolio.

Principal Investment Strategies:

Under normal circumstances, the Fund invests 80% of its net assets (plus borrowings for investment purposes) in equity or equity-related securities ("common stocks") of small-cap stocks at the time of purchase. The Fund primarily invests in small-cap stocks that are listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ that the Adviser determines to have positive risk-adjusted momentum (above-average recent returns) based on a proprietary statistically driven approach. The Fund may invest up to 15% of its total assets in foreign securities. For purposes of the Fund's investments, "foreign securities" means those securities issued by companies: i) that are domiciled in a country other than the U.S.; and (ii) that derive 50% or more of their total revenue from activities outside of the U.S.

The Adviser rebalances the Fund's portfolio (selling securities that have lower risk-adjusted momentum and buying securities that have higher risk-adjusted momentum) no less frequently than quarterly, and thus, the Fund engages in active and frequent trading of portfolio securities.

Principal Risks:

The value of the Fund's shares will fluctuate as a result of the movement of the overall stock-market or of the value of the individual securities held by the Fund, and shareholders could lose money.

Investing in securities with positive risk-adjusted momentum entails investing in securities that may be more volatile than a broad cross-section of stock market securities.

Investing in small-cap stocks may involve greater volatility and risk than investing in large- or mid-cap stocks.

Investments in foreign securities can be more volatile than investments in U.S. securities.

A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund's performance and may increase share price volatility. Moreover, a higher portfolio turnover rate may result in higher taxes when Fund shares are held in a taxable account.

Performance:
Performance information is not provided because the Fund has not had a full calendar year of operations.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BRIDGEWAY FUNDS INC
Prospectus Date	rr_ProspectusDate	Oct 31, 2011
Small-Cap Momentum Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees (as a percentage of amount redeemed for shares held less than 6 months)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	4.88%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.43%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.53%)	[1]
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	rr_NetExpensesOverAssets	0.90%
1 Year	rr_ExpenseExampleYear01	92
3 Years	rr_ExpenseExampleYear03	287
5 Years	rr_ExpenseExampleYear05	498
10 Years	rr_ExpenseExampleYear10	1,108
Small-Cap Momentum Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: SMALL-CAP MOMENTUM FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Small-Cap Momentum Fund (the "Fund") seeks to provide long-term total return on capital, primarily through capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 272% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	272.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests 80% of its net assets (plus borrowings for investment purposes) in equity or equity-related securities ("common stocks") of small-cap stocks at the time of purchase. The Fund primarily invests in small-cap stocks that are listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ that the Adviser determines to have positive risk-adjusted momentum (above-average recent returns) based on a proprietary statistically driven approach. The Fund may invest up to 15% of its total assets in foreign securities. For purposes of the Fund's investments, "foreign securities" means those securities issued by companies: i) that are domiciled in a country other than the U.S.; and (ii) that derive 50% or more of their total revenue from activities outside of the U.S.

The Adviser rebalances the Fund's portfolio (selling securities that have lower risk-adjusted momentum and buying securities that have higher risk-adjusted momentum) no less frequently than quarterly, and thus, the Fund engages in active and frequent trading of portfolio securities.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the Fund's shares will fluctuate as a result of the movement of the overall stock-market or of the value of the individual securities held by the Fund, and shareholders could lose money.

Investing in securities with positive risk-adjusted momentum entails investing in securities that may be more volatile than a broad cross-section of stock market securities.

Investing in small-cap stocks may involve greater volatility and risk than investing in large- or mid-cap stocks.

Investments in foreign securities can be more volatile than investments in U.S. securities.

A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund's performance and may increase share price volatility. Moreover, a higher portfolio turnover rate may result in higher taxes when Fund shares are held in a taxable account.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of the Fund's shares will fluctuate as a result of the movement of the overall stock-market or of the value of the individual securities held by the Fund, and shareholders could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information is not provided because the Fund has not had a full calendar year of operations.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information is not provided because the Fund has not had a full calendar year of operations

[1]	Bridgeway Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund, pursuant to its Management Agreement with Bridgeway Funds, Inc. ("Bridgeway Funds"), is contractually obligated to waive fees and/or pay Fund expenses, if necessary, to ensure that net expenses do not exceed 0.90%. The expense limitation cannot be changed or eliminated without shareholder approval. The Fund is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement.

Small-Cap Growth Fund
FUND SUMMARY: SMALL-CAP GROWTH FUND
Investment Objective:
The Small-Cap Growth Fund (the "Fund") seeks to provide long-term total return on capital, primarily through capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (paid directly from your investment)
Shareholder Fees -	Small-Cap Growth Fund Class N
Sales Charge (Load) Imposed on Purchases	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fees	none
Exchange Fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Small-Cap Growth Fund Class N
Management Fees		0.48%
Distribution and/or Service (12b-1) Fees		none
Acquired Fund Fees and Expenses		none
Other Expenses		0.50%
Total Annual Fund Operating Expenses		0.98%
Fee Waiver and/or Expense Reimbursement	[1]	(0.04%)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)		0.94%
[1]	Bridgeway Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund, pursuant to its Management Agreement with Bridgeway Funds, Inc. ("Bridgeway Funds"), is contractually obligated to waive fees and/or pay Fund expenses, if necessary, to ensure that net expenses do not exceed 0.94%. Any material change to this Fund policy would require a vote by shareholders.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Small-Cap Growth Fund Class N	96	300	520	1,155

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 87% of the average value of its portfolio.

Principal Investment Strategies:

The Fund invests in a diversified portfolio of small stocks that are listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in stocks from among those in the small-cap growth category at the time of purchase. The Adviser selects stocks within the small-cap growth category for the Fund using a proprietary statistically driven approach. Growth stocks are those the Adviser believes have above average prospects for economic growth.

While the Fund is actively managed for long-term return on capital, the Adviser seeks to minimize capital gains distributions as part of a tax management strategy. The successful application of this method is intended to result in a more tax-efficient fund than would otherwise be the case.

The Fund's long-term investment outlook and its focus on lower turnover and lower operating and trading expenses may impact the speed and frequency in which investment ideas are acted upon compared to the most actively managed Bridgeway Funds.

Principal Risks:

Shareholders of the Fund are exposed to significant stock market risk (volatility) and could lose money.

Investing in small-cap stocks may involve greater volatility and risk than investing in large- or mid-cap stocks.

The Fund is subject to the risk that it will underperform other kinds of investments for a period of time, especially in a market downturn.

Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as "value" stocks.

If too many small companies in the Fund outgrow the Fund's small-cap mandate or if the Fund experiences extensive redemptions, the Adviser might need to sell some stocks, which could create capital gains. There can be no guarantee that the Fund may not someday distribute substantial capital gains, although the Adviser strongly intends to avoid them.

Performance:

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows how the Fund's performance has varied on a calendar year basis. The table shows how the Fund's average annual returns for various periods compare with those of a broad measure of market performance. In addition, the Fund's performance is compared to the Lipper Small-Cap Growth Index, an index of small-company, growth-oriented funds. This information is based on past performance. Past performance (before and after taxes) does not guarantee future results. Updated performance information is available on the Fund's website at www.bridgeway.com or by calling 800-661-3550.

Small-Cap Growth Fund Year by Year % Returns as of 12/31 of Each Year

Return from 1/1/11 through 9/30/11 was -17.15%.

	Quarter	Total Return
Best Quarter	Q4 04	16.46%
Worst Quarter	Q4 08	-25.43%

Average Annual Total Returns (For the periods ended 12/31/10)
Average Annual Total Returns - Small-Cap Growth Fund		1 Year	5 Years	Since Inception	Inception Date
Class N		11.77%	(3.94%)	1.45%	Oct 31, 2003
Class N Return After Taxes on Distributions	[1]	11.74%	(3.96%)	1.43%
Class N Return After Taxes on Distributions and Sale of Fund Shares	[1]	7.70%	(3.31%)	1.23%
Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)		29.09%	5.30%	6.76%
Lipper Small-Cap Growth Index (reflects no deductions for fees, expenses or taxes)		26.08%	3.92%	5.36%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BRIDGEWAY FUNDS INC
Prospectus Date	rr_ProspectusDate	Oct 31, 2011
Small-Cap Growth Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees	rr_RedemptionFeeOverRedemption	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	rr_NetExpensesOverAssets	0.94%
1 Year	rr_ExpenseExampleYear01	96
3 Years	rr_ExpenseExampleYear03	300
5 Years	rr_ExpenseExampleYear05	520
10 Years	rr_ExpenseExampleYear10	1,155
Annual Return 2004	rr_AnnualReturn2004	11.59%
Annual Return 2005	rr_AnnualReturn2005	18.24%
Annual Return 2006	rr_AnnualReturn2006	5.31%
Annual Return 2007	rr_AnnualReturn2007	6.87%
Annual Return 2008	rr_AnnualReturn2008	(43.48%)
Annual Return 2009	rr_AnnualReturn2009	15.04%
Annual Return 2010	rr_AnnualReturn2010	11.77%
Year to Date Return, Label	rr_YearToDateReturnLabel	Return from 1/1/11 through 9/30/11
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(17.15%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2004
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.43%)
1 Year	rr_AverageAnnualReturnYear01	11.77%
5 Years	rr_AverageAnnualReturnYear05	(3.94%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
Small-Cap Growth Fund | Class N | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.74%	[2]
5 Years	rr_AverageAnnualReturnYear05	(3.96%)	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	1.43%	[2]
Small-Cap Growth Fund | Class N | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.70%	[2]
5 Years	rr_AverageAnnualReturnYear05	(3.31%)	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	1.23%	[2]
Small-Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: SMALL-CAP GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Small-Cap Growth Fund (the "Fund") seeks to provide long-term total return on capital, primarily through capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 87% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	87.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in a diversified portfolio of small stocks that are listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in stocks from among those in the small-cap growth category at the time of purchase. The Adviser selects stocks within the small-cap growth category for the Fund using a proprietary statistically driven approach. Growth stocks are those the Adviser believes have above average prospects for economic growth.

While the Fund is actively managed for long-term return on capital, the Adviser seeks to minimize capital gains distributions as part of a tax management strategy. The successful application of this method is intended to result in a more tax-efficient fund than would otherwise be the case.

The Fund's long-term investment outlook and its focus on lower turnover and lower operating and trading expenses may impact the speed and frequency in which investment ideas are acted upon compared to the most actively managed Bridgeway Funds.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Shareholders of the Fund are exposed to significant stock market risk (volatility) and could lose money.

Investing in small-cap stocks may involve greater volatility and risk than investing in large- or mid-cap stocks.

The Fund is subject to the risk that it will underperform other kinds of investments for a period of time, especially in a market downturn.

Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as "value" stocks.

If too many small companies in the Fund outgrow the Fund's small-cap mandate or if the Fund experiences extensive redemptions, the Adviser might need to sell some stocks, which could create capital gains. There can be no guarantee that the Fund may not someday distribute substantial capital gains, although the Adviser strongly intends to avoid them.

Risk Lose Money [Text]	rr_RiskLoseMoney	Shareholders of the Fund are exposed to significant stock market risk (volatility) and could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows how the Fund's performance has varied on a calendar year basis. The table shows how the Fund's average annual returns for various periods compare with those of a broad measure of market performance. In addition, the Fund's performance is compared to the Lipper Small-Cap Growth Index, an index of small-company, growth-oriented funds. This information is based on past performance. Past performance (before and after taxes) does not guarantee future results. Updated performance information is available on the Fund's website at www.bridgeway.com or by calling 800-661-3550.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows how the Fund's performance has varied on a calendar year basis. The table shows how the Fund's average annual returns for various periods compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-661-3550
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bridgeway.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not guarantee future results.
Bar Chart [Heading]	rr_BarChartHeading	Small-Cap Growth Fund Year by Year % Returns as of 12/31 of Each Year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Return from 1/1/11 through 9/30/11 was -17.15%.

	Quarter	Total Return
Best Quarter	Q4 04	16.46%
Worst Quarter	Q4 08	-25.43%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended 12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Small-Cap Growth Fund | Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.09%
5 Years	rr_AverageAnnualReturnYear05	5.30%
Since Inception	rr_AverageAnnualReturnSinceInception	6.76%
Small-Cap Growth Fund | Lipper Small-Cap Growth Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.08%
5 Years	rr_AverageAnnualReturnYear05	3.92%
Since Inception	rr_AverageAnnualReturnSinceInception	5.36%

[1]	Bridgeway Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund, pursuant to its Management Agreement with Bridgeway Funds, Inc. ("Bridgeway Funds"), is contractually obligated to waive fees and/or pay Fund expenses, if necessary, to ensure that net expenses do not exceed 0.94%. Any material change to this Fund policy would require a vote by shareholders.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.

Small-Cap Value Fund
FUND SUMMARY: SMALL-CAP VALUE FUND
Investment Objective:
The Small-Cap Value Fund (the "Fund") seeks to provide long-term total return on capital, primarily through capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (paid directly from your investment)
Shareholder Fees -	Small-Cap Value Fund Class N
Sales Charge (Load) Imposed on Purchases	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fees	none
Exchange Fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Small-Cap Value Fund Class N
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	none
Acquired Fund Fees and Expenses	none
Other Expenses	0.37%
Total Annual Fund Operating Expenses	0.87%

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Small-Cap Value Fund Class N	89	278	482	1,073

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 84% of the average value of its portfolio.

Principal Investment Strategies:

The Fund invests in a diversified portfolio of small stocks that are listed on the New York Stock Exchange, the American Stock Exchange, and NASDAQ. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in stocks from among those in the small-cap value category at the time of purchase. Bridgeway Capital Management, Inc. (the "Adviser") selects stocks within the small-cap value category for the Fund using a proprietary statistically driven approach. Value stocks are those the Adviser believes are priced cheaply relative to some financial measures of worth, such as the ratio of price to earnings, price to sales, or price to cash flow.

While the Fund is actively managed for long-term total return on capital, the Adviser seeks to minimize capital gains distributions as part of a tax management strategy. The successful application of this method is intended to result in a more tax-efficient fund than would otherwise be the case.

The Fund's long-term investment outlook and its focus on lower turnover and lower operating and trading expenses may impact the speed and frequency in which investment ideas are acted upon compared to the most actively managed Bridgeway Funds.

Principal Risks:

Shareholders of the Fund are exposed to above average stock market risk (volatility) and could lose money.

Investing in small-cap stocks may involve greater volatility and risk than investing in large- or mid-cap stocks.

Value investing carries the risk that the market will not recognize a security's book value for a long time or that a stock judged to be undervalued may actually be appropriately priced. In addition, value stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as "growth" stocks.

If too many small companies in the Fund outgrow the Fund's small-cap mandate or if the Fund experiences extensive redemptions, the Adviser might need to sell some stocks, which could create capital gains. There can be no guarantee that the Fund may not someday distribute substantial capital gains, although the Adviser strongly intends to avoid them.

Performance:

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows how the Fund's performance has varied on a calendar year basis. The table shows how the Fund's average annual returns for various periods compare with those of a broad measure of market performance. In addition, the Fund's performance is compared to the Lipper Small-Cap Value Index, an index of small-company, value-oriented funds. This information is based on past performance. Past performance (before and after taxes) does not guarantee future results. Updated performance information is available on the Fund's website at www.bridgeway.com or by calling 800-661-3550.

Small-Cap Value Fund Year by Year % Returns as of 12/31 of Each Year

Return from 1/1/11 through 9/30/11 was -13.40%.

	Quarter	Total Return
Best Quarter	Q2 09	28.36%
Worst Quarter	Q4 08	-28.58%

Average Annual Total Returns (For the periods ended 12/31/10)
Average Annual Total Returns - Small-Cap Value Fund		1 Year	5 Years	Since Inception	Inception Date
Class N		16.55%	(0.58%)	4.72%	Oct 31, 2003
Class N Return After Taxes on Distributions	[1]	16.47%	(0.64%)	4.68%
Class N Return After Taxes on Distributions and Sale of Fund Shares	[1]	10.88%	(0.50%)	4.09%
Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes)		24.50%	3.52%	7.12%
Lipper Small-Cap Value Index (reflects no deductions for fees, expenses or taxes)		25.74%	4.66%	8.22%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BRIDGEWAY FUNDS INC
Prospectus Date	rr_ProspectusDate	Oct 31, 2011
Small-Cap Value Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees	rr_RedemptionFeeOverRedemption	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%
1 Year	rr_ExpenseExampleYear01	89
3 Years	rr_ExpenseExampleYear03	278
5 Years	rr_ExpenseExampleYear05	482
10 Years	rr_ExpenseExampleYear10	1,073
Annual Return 2004	rr_AnnualReturn2004	17.33%
Annual Return 2005	rr_AnnualReturn2005	18.92%
Annual Return 2006	rr_AnnualReturn2006	12.77%
Annual Return 2007	rr_AnnualReturn2007	6.93%
Annual Return 2008	rr_AnnualReturn2008	(45.57%)
Annual Return 2009	rr_AnnualReturn2009	26.98%
Annual Return 2010	rr_AnnualReturn2010	16.55%
Year to Date Return, Label	rr_YearToDateReturnLabel	Return from 1/1/11 through 9/30/11
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(13.40%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.58%)
1 Year	rr_AverageAnnualReturnYear01	16.55%
5 Years	rr_AverageAnnualReturnYear05	(0.58%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
Small-Cap Value Fund | Class N | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.47%	[1]
5 Years	rr_AverageAnnualReturnYear05	(0.64%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	4.68%	[1]
Small-Cap Value Fund | Class N | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.88%	[1]
5 Years	rr_AverageAnnualReturnYear05	(0.50%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	4.09%	[1]
Small-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: SMALL-CAP VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Small-Cap Value Fund (the "Fund") seeks to provide long-term total return on capital, primarily through capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 84% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	84.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in a diversified portfolio of small stocks that are listed on the New York Stock Exchange, the American Stock Exchange, and NASDAQ. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in stocks from among those in the small-cap value category at the time of purchase. Bridgeway Capital Management, Inc. (the "Adviser") selects stocks within the small-cap value category for the Fund using a proprietary statistically driven approach. Value stocks are those the Adviser believes are priced cheaply relative to some financial measures of worth, such as the ratio of price to earnings, price to sales, or price to cash flow.

While the Fund is actively managed for long-term total return on capital, the Adviser seeks to minimize capital gains distributions as part of a tax management strategy. The successful application of this method is intended to result in a more tax-efficient fund than would otherwise be the case.

The Fund's long-term investment outlook and its focus on lower turnover and lower operating and trading expenses may impact the speed and frequency in which investment ideas are acted upon compared to the most actively managed Bridgeway Funds.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Shareholders of the Fund are exposed to above average stock market risk (volatility) and could lose money.

Investing in small-cap stocks may involve greater volatility and risk than investing in large- or mid-cap stocks.

Value investing carries the risk that the market will not recognize a security's book value for a long time or that a stock judged to be undervalued may actually be appropriately priced. In addition, value stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as "growth" stocks.

If too many small companies in the Fund outgrow the Fund's small-cap mandate or if the Fund experiences extensive redemptions, the Adviser might need to sell some stocks, which could create capital gains. There can be no guarantee that the Fund may not someday distribute substantial capital gains, although the Adviser strongly intends to avoid them.

Risk Lose Money [Text]	rr_RiskLoseMoney	Shareholders of the Fund are exposed to above average stock market risk (volatility) and could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows how the Fund's performance has varied on a calendar year basis. The table shows how the Fund's average annual returns for various periods compare with those of a broad measure of market performance. In addition, the Fund's performance is compared to the Lipper Small-Cap Value Index, an index of small-company, value-oriented funds. This information is based on past performance. Past performance (before and after taxes) does not guarantee future results. Updated performance information is available on the Fund's website at www.bridgeway.com or by calling 800-661-3550.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows how the Fund's performance has varied on a calendar year basis. The table shows how the Fund's average annual returns for various periods compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-661-3550
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bridgeway.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not guarantee future results.
Bar Chart [Heading]	rr_BarChartHeading	Small-Cap Value Fund Year by Year % Returns as of 12/31 of Each Year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Return from 1/1/11 through 9/30/11 was -13.40%.

	Quarter	Total Return
Best Quarter	Q2 09	28.36%
Worst Quarter	Q4 08	-28.58%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended 12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Small-Cap Value Fund | Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.50%
5 Years	rr_AverageAnnualReturnYear05	3.52%
Since Inception	rr_AverageAnnualReturnSinceInception	7.12%
Small-Cap Value Fund | Lipper Small-Cap Value Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.74%
5 Years	rr_AverageAnnualReturnYear05	4.66%
Since Inception	rr_AverageAnnualReturnSinceInception	8.22%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.

Large-Cap Growth Fund
FUND SUMMARY: LARGE-CAP GROWTH FUND
Investment Objective:
The Large-Cap Growth Fund (the "Fund") seeks to provide long-term total return on capital, primarily through capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (paid directly from your investment)
Shareholder Fees -	Large-Cap Growth Fund Class N
Sales Charge (Load) Imposed on Purchases	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fees	none
Exchange Fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Large-Cap Growth Fund Class N
Management Fees		0.41%
Distribution and/or Service (12b-1) Fees		none
Acquired Fund Fees and Expenses		none
Other Expenses		0.45%
Total Annual Fund Operating Expenses		0.86%
Fee Waiver and/or Expense Reimbursement	[1]	(0.02%)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)		0.84%
[1]	Bridgeway Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund, pursuant to its Management Agreement with Bridgeway Funds, Inc. ("Bridgeway Funds"), is contractually obligated to waive fees and/or pay Fund expenses, if necessary, to ensure that net expenses do not exceed 0.84%. Any material change to this Fund policy would require a vote by shareholders.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Large-Cap Growth Fund Class N	86	268	466	1,037

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 65% of the average value of its portfolio.

Principal Investment Strategies:

The Fund invests in a diversified portfolio of large stocks that are listed on the New York Stock Exchange, the American Stock Exchange, and NASDAQ. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in stocks from among those in the large-cap growth category at the time of purchase. The Adviser selects stocks within the large-cap growth category for the Fund using a proprietary statistically driven approach. Growth stocks are those the Adviser believes have above average prospects for economic growth.

While the Fund is actively managed for long-term total return on capital, the Adviser seeks to minimize capital gains distributions as part of a tax management strategy. The successful application of this method is intended to result in a more tax-efficient fund than would otherwise be the case.

The Fund's long-term investment outlook and its focus on lower turnover and lower operating and trading expenses may impact the speed and frequency in which investment ideas are acted upon compared to the most actively managed Bridgeway Funds.

Principal Risks:

Shareholders of the Fund are exposed to significant stock market risk (volatility) and could lose money.

Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as "value" stocks.

In addition, large-cap stocks have tended to recover more slowly than small-cap stocks from a market downturn. Consequently, the Fund may expose shareholders to higher inflation risk (the risk that the Fund value will not keep up with inflation) than some other stock market segments.

If the Fund experiences extensive redemptions, the Adviser might need to sell some stocks, which could create capital gains. There can be no guarantee that the Fund may not someday distribute substantial capital gains, although the Adviser strongly intends to avoid them.

Performance:

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows how the Fund's performance has varied on a calendar year basis. The table shows how the Fund's average annual returns for various periods compare with those of a broad measure of market performance. In addition, the Fund's performance is compared to the Lipper Large-Cap Growth Index, an index of large-company, growth-oriented funds. This information is based on past performance. Past performance (before and after taxes) does not guarantee future results. Updated performance information is available on the Fund's website at www.bridgeway.com or by calling 800-661-3550.

Large-Cap Growth Fund Year by Year % Returns as of 12/31 of Each Year

Return from 1/1/11 through 9/30/11 was -11.68%.

	Quarter	Total Return
Best Quarter	Q2 09	13.96%
Worst Quarter	Q4 08	-26.49%

Average Annual Total Returns (For the periods ended 12/31/10)
Average Annual Total Returns - Large-Cap Growth Fund		1 Year	5 Years	Since Inception	Inception Date
Class N		13.34%	1.10%	3.45%	Oct 31, 2003
Class N Return After Taxes on Distributions	[1]	13.25%	1.01%	3.38%
Class N Return After Taxes on Distributions and Sale of Fund Shares	[1]	8.80%	0.92%	2.96%
Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)		16.71%	3.75%	4.87%
Lipper Large-Cap Growth Index (reflects no deductions for fees, expenses or taxes)		15.13%	2.38%	4.28%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BRIDGEWAY FUNDS INC
Prospectus Date	rr_ProspectusDate	Oct 31, 2011
Large-Cap Growth Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees	rr_RedemptionFeeOverRedemption	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.41%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1]
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	rr_NetExpensesOverAssets	0.84%
1 Year	rr_ExpenseExampleYear01	86
3 Years	rr_ExpenseExampleYear03	268
5 Years	rr_ExpenseExampleYear05	466
10 Years	rr_ExpenseExampleYear10	1,037
Annual Return 2004	rr_AnnualReturn2004	6.77%
Annual Return 2005	rr_AnnualReturn2005	9.33%
Annual Return 2006	rr_AnnualReturn2006	4.99%
Annual Return 2007	rr_AnnualReturn2007	19.01%
Annual Return 2008	rr_AnnualReturn2008	(45.42%)
Annual Return 2009	rr_AnnualReturn2009	36.66%
Annual Return 2010	rr_AnnualReturn2010	13.34%
Year to Date Return, Label	rr_YearToDateReturnLabel	Return from 1/1/11 through 9/30/11
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(11.68%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.49%)
1 Year	rr_AverageAnnualReturnYear01	13.34%
5 Years	rr_AverageAnnualReturnYear05	1.10%
Since Inception	rr_AverageAnnualReturnSinceInception	3.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
Large-Cap Growth Fund | Class N | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.25%	[2]
5 Years	rr_AverageAnnualReturnYear05	1.01%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	3.38%	[2]
Large-Cap Growth Fund | Class N | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.80%	[2]
5 Years	rr_AverageAnnualReturnYear05	0.92%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	2.96%	[2]
Large-Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: LARGE-CAP GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Large-Cap Growth Fund (the "Fund") seeks to provide long-term total return on capital, primarily through capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 65% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	65.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in a diversified portfolio of large stocks that are listed on the New York Stock Exchange, the American Stock Exchange, and NASDAQ. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in stocks from among those in the large-cap growth category at the time of purchase. The Adviser selects stocks within the large-cap growth category for the Fund using a proprietary statistically driven approach. Growth stocks are those the Adviser believes have above average prospects for economic growth.

While the Fund is actively managed for long-term total return on capital, the Adviser seeks to minimize capital gains distributions as part of a tax management strategy. The successful application of this method is intended to result in a more tax-efficient fund than would otherwise be the case.

The Fund's long-term investment outlook and its focus on lower turnover and lower operating and trading expenses may impact the speed and frequency in which investment ideas are acted upon compared to the most actively managed Bridgeway Funds.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Shareholders of the Fund are exposed to significant stock market risk (volatility) and could lose money.

Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as "value" stocks.

In addition, large-cap stocks have tended to recover more slowly than small-cap stocks from a market downturn. Consequently, the Fund may expose shareholders to higher inflation risk (the risk that the Fund value will not keep up with inflation) than some other stock market segments.

If the Fund experiences extensive redemptions, the Adviser might need to sell some stocks, which could create capital gains. There can be no guarantee that the Fund may not someday distribute substantial capital gains, although the Adviser strongly intends to avoid them.

Risk Lose Money [Text]	rr_RiskLoseMoney	Shareholders of the Fund are exposed to significant stock market risk (volatility) and could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows how the Fund's performance has varied on a calendar year basis. The table shows how the Fund's average annual returns for various periods compare with those of a broad measure of market performance. In addition, the Fund's performance is compared to the Lipper Large-Cap Growth Index, an index of large-company, growth-oriented funds. This information is based on past performance. Past performance (before and after taxes) does not guarantee future results. Updated performance information is available on the Fund's website at www.bridgeway.com or by calling 800-661-3550.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows how the Fund's performance has varied on a calendar year basis. The table shows how the Fund's average annual returns for various periods compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-661-3550
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bridgeway.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not guarantee future results.
Bar Chart [Heading]	rr_BarChartHeading	Large-Cap Growth Fund Year by Year % Returns as of 12/31 of Each Year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Return from 1/1/11 through 9/30/11 was -11.68%.

	Quarter	Total Return
Best Quarter	Q2 09	13.96%
Worst Quarter	Q4 08	-26.49%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended 12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Large-Cap Growth Fund | Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.71%
5 Years	rr_AverageAnnualReturnYear05	3.75%
Since Inception	rr_AverageAnnualReturnSinceInception	4.87%
Large-Cap Growth Fund | Lipper Large-Cap Growth Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.13%
5 Years	rr_AverageAnnualReturnYear05	2.38%
Since Inception	rr_AverageAnnualReturnSinceInception	4.28%

[1]	Bridgeway Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund, pursuant to its Management Agreement with Bridgeway Funds, Inc. ("Bridgeway Funds"), is contractually obligated to waive fees and/or pay Fund expenses, if necessary, to ensure that net expenses do not exceed 0.84%. Any material change to this Fund policy would require a vote by shareholders.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.

Blue Chip 35 Index Fund
FUND SUMMARY: BLUE CHIP 35 INDEX FUND
Investment Objective:
The Blue Chip 35 Index Fund (the "Fund") seeks to provide a long-term total return on capital, primarily through capital appreciation, but also some income.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (paid directly from your investment)
Shareholder Fees -	Blue Chip 35 Index Fund Class N
Sales Charge (Load) Imposed on Purchases	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fees	none
Exchange Fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Blue Chip 35 Index Fund Class N
Management Fees		0.08%
Distribution and/or Service (12b-1) Fees		none
Acquired Fund Fees and Expenses		none
Other Expenses		0.19%
Total Annual Fund Operating Expenses		0.27%
Fee Waiver and/or Expense Reimbursement	[1]	(0.12%)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)		0.15%
[1]	Bridgeway Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund, pursuant to its Management Agreement with Bridgeway Funds, Inc. ("Bridgeway Funds"), is contractually obligated to waive fees and/or pay Fund expenses, if necessary, to ensure that net expenses do not exceed 0.15%. Any material change to this Fund policy would require a vote by shareholders.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Blue Chip 35 Index Fund Class N	15	48	85	192

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies:

The Fund seeks to achieve its objective by approximating the total return of the Bridgeway Ultra-Large 35 Index (the "Index"), a proprietary Index composed by the Adviser, while minimizing the distribution of capital gains and minimizing costs. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in blue chip company stocks included within the Index. As of September 30, 2011, more than 99% of the Fund's net assets were invested this way.

The Fund invests in the stocks that comprise the Index and seeks to approximately match the Index composition and weighting. The long-term objective of this roughly equally weighted Index is to hold 35 "blue-chip" companies, excluding any tobacco companies and ensuring reasonable industry diversification.

An equally weighted index contrasts with most other "market-cap weighted" indexes, which give more weight to the stocks that have appreciated the most in price. Therefore, the Index is a more "value-oriented" index structure. Similar to other index funds, the actual return of this Fund will likely underperform the Index over the long term by an amount similar to the Fund expenses and transaction costs.

The Fund may purchase stock market index futures in order to hedge cash.

Principal Risks:

Shareholders of this Fund are exposed to significant stock market related risk (volatility) and could lose money.

While large companies tend to exhibit less price volatility than small companies, historically they have not recovered as fast from a market decline. Consequently, this Fund may expose shareholders to higher inflation risk (the risk that the Fund value will not keep up with inflation) than some other stock market investments.

The Fund is also subject to the risk that blue chip company stocks will underperform other kinds of investments for a period of time. This risk is true of any market segment.

There is risk that the Fund's total return may be lower than the total return of the Index that the Fund seeks to approximate.

The Fund's use of futures to manage risk or hedge market volatility may not always be successful hedges, their prices can be highly volatile, they may not always successfully manage risk and they could lower the Fund's total return.

Performance:

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows how the Fund's performance has varied on a calendar year basis. The table shows how the Fund's average annual returns for various periods compare with those of a broad measure of market performance. This information is based on past performance. Past performance (before and after taxes) does not guarantee future results. Updated performance information is available on the Fund's website at www.bridgeway.com or by calling 800-661-3550.

Blue Chip 35 Index Fund Year by Year % Returns as of 12/31 of Each Year

    Return from 1/1/11 through 9/30/11 was -7.76%.

	Quarter	Total Return
Best Quarter	Q2 03	16.07%
Worst Quarter	Q4 08	-19.01%

Average Annual Total Returns (For the periods ended 12/31/10)
Average Annual Total Returns - Blue Chip 35 Index Fund		1 Year	5 Years	10 Years
Class N		10.60%	2.72%	1.42%
Class N Return After Taxes on Distributions	[1]	10.32%	2.34%	0.99%
Class N Return After Taxes on Distributions and Sale of Fund Shares	[1]	7.26%	2.21%	1.01%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)		15.06%	2.29%	1.41%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BRIDGEWAY FUNDS INC
Prospectus Date	rr_ProspectusDate	Oct 31, 2011
Blue Chip 35 Index Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees	rr_RedemptionFeeOverRedemption	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.08%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.27%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[1]
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	rr_NetExpensesOverAssets	0.15%
1 Year	rr_ExpenseExampleYear01	15
3 Years	rr_ExpenseExampleYear03	48
5 Years	rr_ExpenseExampleYear05	85
10 Years	rr_ExpenseExampleYear10	192
Annual Return 2001	rr_AnnualReturn2001	(9.06%)
Annual Return 2002	rr_AnnualReturn2002	(18.02%)
Annual Return 2003	rr_AnnualReturn2003	28.87%
Annual Return 2004	rr_AnnualReturn2004	4.79%
Annual Return 2005	rr_AnnualReturn2005	0.05%
Annual Return 2006	rr_AnnualReturn2006	15.42%
Annual Return 2007	rr_AnnualReturn2007	6.07%
Annual Return 2008	rr_AnnualReturn2008	(33.30%)
Annual Return 2009	rr_AnnualReturn2009	26.61%
Annual Return 2010	rr_AnnualReturn2010	10.60%
Year to Date Return, Label	rr_YearToDateReturnLabel	Return from 1/1/11 through 9/30/11
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(7.76%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.01%)
1 Year	rr_AverageAnnualReturnYear01	10.60%
5 Years	rr_AverageAnnualReturnYear05	2.72%
10 Years	rr_AverageAnnualReturnYear10	1.42%
Blue Chip 35 Index Fund | Class N | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.32%	[2]
5 Years	rr_AverageAnnualReturnYear05	2.34%	[2]
10 Years	rr_AverageAnnualReturnYear10	0.99%	[2]
Blue Chip 35 Index Fund | Class N | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.26%	[2]
5 Years	rr_AverageAnnualReturnYear05	2.21%	[2]
10 Years	rr_AverageAnnualReturnYear10	1.01%	[2]
Blue Chip 35 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: BLUE CHIP 35 INDEX FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Blue Chip 35 Index Fund (the "Fund") seeks to provide a long-term total return on capital, primarily through capital appreciation, but also some income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its objective by approximating the total return of the Bridgeway Ultra-Large 35 Index (the "Index"), a proprietary Index composed by the Adviser, while minimizing the distribution of capital gains and minimizing costs. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in blue chip company stocks included within the Index. As of September 30, 2011, more than 99% of the Fund's net assets were invested this way.

The Fund invests in the stocks that comprise the Index and seeks to approximately match the Index composition and weighting. The long-term objective of this roughly equally weighted Index is to hold 35 "blue-chip" companies, excluding any tobacco companies and ensuring reasonable industry diversification.

An equally weighted index contrasts with most other "market-cap weighted" indexes, which give more weight to the stocks that have appreciated the most in price. Therefore, the Index is a more "value-oriented" index structure. Similar to other index funds, the actual return of this Fund will likely underperform the Index over the long term by an amount similar to the Fund expenses and transaction costs.

The Fund may purchase stock market index futures in order to hedge cash.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Shareholders of this Fund are exposed to significant stock market related risk (volatility) and could lose money.

While large companies tend to exhibit less price volatility than small companies, historically they have not recovered as fast from a market decline. Consequently, this Fund may expose shareholders to higher inflation risk (the risk that the Fund value will not keep up with inflation) than some other stock market investments.

The Fund is also subject to the risk that blue chip company stocks will underperform other kinds of investments for a period of time. This risk is true of any market segment.

There is risk that the Fund's total return may be lower than the total return of the Index that the Fund seeks to approximate.

The Fund's use of futures to manage risk or hedge market volatility may not always be successful hedges, their prices can be highly volatile, they may not always successfully manage risk and they could lower the Fund's total return.

Risk Lose Money [Text]	rr_RiskLoseMoney	Shareholders of this Fund are exposed to significant stock market related risk (volatility) and could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows how the Fund's performance has varied on a calendar year basis. The table shows how the Fund's average annual returns for various periods compare with those of a broad measure of market performance. This information is based on past performance. Past performance (before and after taxes) does not guarantee future results. Updated performance information is available on the Fund's website at www.bridgeway.com or by calling 800-661-3550.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows how the Fund's performance has varied on a calendar year basis. The table shows how the Fund's average annual returns for various periods compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-661-3550
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bridgeway.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not guarantee future results.
Bar Chart [Heading]	rr_BarChartHeading	Blue Chip 35 Index Fund Year by Year % Returns as of 12/31 of Each Year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Return from 1/1/11 through 9/30/11 was -7.76%.

	Quarter	Total Return
Best Quarter	Q2 03	16.07%
Worst Quarter	Q4 08	-19.01%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended 12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Blue Chip 35 Index Fund | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%

[1]	Bridgeway Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund, pursuant to its Management Agreement with Bridgeway Funds, Inc. ("Bridgeway Funds"), is contractually obligated to waive fees and/or pay Fund expenses, if necessary, to ensure that net expenses do not exceed 0.15%. Any material change to this Fund policy would require a vote by shareholders.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.

Managed Volatility Fund
FUND SUMMARY: MANAGED VOLATILITY FUND
Investment Objective:
The Managed Volatility Fund (the "Fund") seeks to provide a high current return with short-term risk less than or equal to 40% of the stock market.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (paid directly from your investment)
Shareholder Fees -	Managed Volatility Fund Class N
Sales Charge (Load) Imposed on Purchases	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fees	none
Exchange Fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Managed Volatility Fund Class N
Management Fees		0.60%
Distribution and/or Service (12b-1) Fees		none
Acquired Fund Fees and Expenses		none
Other Expenses		0.62%
Total Annual Fund Operating Expenses		1.22%
Fee Waiver and/or Expense Reimbursement	[1]	(0.28%)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)		0.94%
[1]	Bridgeway Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund, pursuant to its Management Agreement with Bridgeway Funds, Inc. ("Bridgeway Funds"), is contractually obligated to waive fees and/or pay Fund expenses, if necessary, to ensure that net expenses do not exceed 0.94%. Any material change to this Fund policy would require a vote by shareholders.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Managed Volatility Fund Class N	96	300	520	1,155

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 34% of the average value of its portfolio.

Principal Investment Strategies:

To achieve the objective of providing a high current return with less short-term risk than the stock market, the Fund uses two main strategies: option writing and fixed-income investments. Together, these strategies are designed to provide the Fund with more stable returns over a wide range of fixed-income and equity market environments. Up to 75% of the Fund's total assets may be invested in common stocks and options on any size companies on which options are traded on a national securities exchange. At all times, at least 25% of the Fund's total assets will be invested in equities. The Fund may invest up to 15% of its total assets in foreign securities. For purposes of the Fund's investments, "foreign securities" means those securities issued by companies: (i) that are domiciled in a country other than the U.S.; and (ii) that derive 50% or more of their total revenue from activities outside of the U.S.

The Adviser selects stocks for the Fund using a proprietary statistically driven approach that spans various investment styles including both "growth" and "value." The Adviser may also select stocks and options according to a more passive strategy, including investing in stock market index futures and options. The Managed Volatility Fund may also purchase or sell any financial (but not commodity) futures, puts, or calls within the scope of its investment objective and strategy. Specifically, the Fund may short stock index futures to hedge a similar basket of stocks and sell covered call or put options to reduce the risk of stock ownership. These instruments can be used to hedge away cash, manage market risk, dampen volatility in line with its investment objective, arbitrage the difference between stocks and futures and create synthetic option positions.

The second main strategy is fixed-income investments. The Adviser normally invests at least 25% of the Fund's total assets in fixed-income securities: U.S. government obligations, mortgage and asset-backed securities, corporate bonds, collateralized mortgage obligations (CMOs), and/or other fixed-income instruments. In addition, the Fund's strategy with respect to credit rating may vary over time. The Adviser anticipates that fixed-income investments will largely be limited to U.S. government securities and high quality corporate debt.

Principal Risks:

The Fund's stock holdings are subject to market risk. The protective qualities inherent in option writing are partial. In addition, the Adviser may not always write options on the full number of shares of stock it owns, thus exposing the Fund to the full market risk of these shares.

Individual stocks in the Fund may not perform as well as expected.

The Fund invests in companies of any size for which exchange-traded options are available. Small companies are more vulnerable to financial and other risks than large companies.

The Fund's fixed-income holdings are subject to three types of risk: interest rate risk, credit risk and prepayment risk.

The Fund's use of futures to manage risk or hedge market volatility may not always be successful hedges, their prices can be highly volatile, they may not always successfully manage risk and they could lower the Fund's total return. The Fund's investments in stock index futures are subject to the risk that the returns of the basket of stocks to which they are hedged are reduced by losses on the futures in a rising market.

A covered call position will result in a loss on its expiration date if the underlying stock price has fallen since the purchase by an amount greater than the price for which the option was sold. Thus, the Fund's option strategies may not fully protect it against declines in the value of its stocks. In addition, the option writing strategy limits the upside profit potential normally associated with stocks. In addition, the Fund's investments in covered call and put options are subject to the risk that they may not provide sufficient protection to compensate for a decline in the underlying stock.

Investments in foreign securities can be more volatile than investments in U.S. securities.

The Fund could experience a loss in the stock, option, and fixed-income portions of its holdings at the same time.

Performance:

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows how the Fund's performance has varied on a calendar year basis. The table shows how the Fund's average annual returns for various periods compare with those of a broad measure of market performance. In addition, the Fund's performance is compared to the Bloomberg/EFFAS Bond Index, a transparent benchmark for the total return of the one- to three-year U.S. Government bond market. This information is based on past performance. Past performance (before and after taxes) does not guarantee future results. Updated performance information is available on the Fund's website at www.bridgeway.com or by calling 800-661-3550.

Managed Volatility Fund Year by Year % Returns as of 12/31 of Each Year

Return from 1/1/11 through 9/30/11 was -6.46%.

	Quarter	Total Return
Best Quarter	Q2 09	8.87%
Worst Quarter	Q4 08	-9.19%

Average Annual Total Returns (For the periods ended 12/31/10)
Average Annual Total Returns - Managed Volatility Fund		1 Year	5 Years	Since Inception	Inception Date
Class N		5.41%	1.66%	3.51%	Jun 30, 2001
Class N Return After Taxes on Distributions	[1]	5.23%	0.90%	2.92%
Class N Return After Taxes on Distributions and Sale of Fund Shares	[1]	3.64%	1.08%	2.75%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)		15.06%	2.29%	2.23%
Bloomberg/EFFAS Bond Index (reflects no deductions for fees, expenses or taxes)	[2]	2.40%	4.21%	3.74%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.
[2]	The Fund has elected to use the S&P 500�� Index as its broad-based securities market index instead of the Bloomberg/EFFAS Bond Index because it will better align the benchmark with the Fund's investment strategies and restrictions.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BRIDGEWAY FUNDS INC
Prospectus Date	rr_ProspectusDate	Oct 31, 2011
Managed Volatility Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees	rr_RedemptionFeeOverRedemption	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[1]
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	rr_NetExpensesOverAssets	0.94%
1 Year	rr_ExpenseExampleYear01	96
3 Years	rr_ExpenseExampleYear03	300
5 Years	rr_ExpenseExampleYear05	520
10 Years	rr_ExpenseExampleYear10	1,155
Annual Return 2002	rr_AnnualReturn2002	(3.51%)
Annual Return 2003	rr_AnnualReturn2003	17.82%
Annual Return 2004	rr_AnnualReturn2004	7.61%
Annual Return 2005	rr_AnnualReturn2005	6.96%
Annual Return 2006	rr_AnnualReturn2006	6.65%
Annual Return 2007	rr_AnnualReturn2007	6.58%
Annual Return 2008	rr_AnnualReturn2008	(19.38%)
Annual Return 2009	rr_AnnualReturn2009	12.39%
Annual Return 2010	rr_AnnualReturn2010	5.41%
Year to Date Return, Label	rr_YearToDateReturnLabel	Return from 1/1/11 through 9/30/11
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(6.46%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.19%)
1 Year	rr_AverageAnnualReturnYear01	5.41%
5 Years	rr_AverageAnnualReturnYear05	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	3.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2001
Managed Volatility Fund | Class N | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.23%	[2]
5 Years	rr_AverageAnnualReturnYear05	0.90%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	2.92%	[2]
Managed Volatility Fund | Class N | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.64%	[2]
5 Years	rr_AverageAnnualReturnYear05	1.08%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	2.75%	[2]
Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: MANAGED VOLATILITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Managed Volatility Fund (the "Fund") seeks to provide a high current return with short-term risk less than or equal to 40% of the stock market.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 34% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To achieve the objective of providing a high current return with less short-term risk than the stock market, the Fund uses two main strategies: option writing and fixed-income investments. Together, these strategies are designed to provide the Fund with more stable returns over a wide range of fixed-income and equity market environments. Up to 75% of the Fund's total assets may be invested in common stocks and options on any size companies on which options are traded on a national securities exchange. At all times, at least 25% of the Fund's total assets will be invested in equities. The Fund may invest up to 15% of its total assets in foreign securities. For purposes of the Fund's investments, "foreign securities" means those securities issued by companies: (i) that are domiciled in a country other than the U.S.; and (ii) that derive 50% or more of their total revenue from activities outside of the U.S.

The Adviser selects stocks for the Fund using a proprietary statistically driven approach that spans various investment styles including both "growth" and "value." The Adviser may also select stocks and options according to a more passive strategy, including investing in stock market index futures and options. The Managed Volatility Fund may also purchase or sell any financial (but not commodity) futures, puts, or calls within the scope of its investment objective and strategy. Specifically, the Fund may short stock index futures to hedge a similar basket of stocks and sell covered call or put options to reduce the risk of stock ownership. These instruments can be used to hedge away cash, manage market risk, dampen volatility in line with its investment objective, arbitrage the difference between stocks and futures and create synthetic option positions.

The second main strategy is fixed-income investments. The Adviser normally invests at least 25% of the Fund's total assets in fixed-income securities: U.S. government obligations, mortgage and asset-backed securities, corporate bonds, collateralized mortgage obligations (CMOs), and/or other fixed-income instruments. In addition, the Fund's strategy with respect to credit rating may vary over time. The Adviser anticipates that fixed-income investments will largely be limited to U.S. government securities and high quality corporate debt.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund's stock holdings are subject to market risk. The protective qualities inherent in option writing are partial. In addition, the Adviser may not always write options on the full number of shares of stock it owns, thus exposing the Fund to the full market risk of these shares.

Individual stocks in the Fund may not perform as well as expected.

The Fund invests in companies of any size for which exchange-traded options are available. Small companies are more vulnerable to financial and other risks than large companies.

The Fund's fixed-income holdings are subject to three types of risk: interest rate risk, credit risk and prepayment risk.

The Fund's use of futures to manage risk or hedge market volatility may not always be successful hedges, their prices can be highly volatile, they may not always successfully manage risk and they could lower the Fund's total return. The Fund's investments in stock index futures are subject to the risk that the returns of the basket of stocks to which they are hedged are reduced by losses on the futures in a rising market.

A covered call position will result in a loss on its expiration date if the underlying stock price has fallen since the purchase by an amount greater than the price for which the option was sold. Thus, the Fund's option strategies may not fully protect it against declines in the value of its stocks. In addition, the option writing strategy limits the upside profit potential normally associated with stocks. In addition, the Fund's investments in covered call and put options are subject to the risk that they may not provide sufficient protection to compensate for a decline in the underlying stock.

Investments in foreign securities can be more volatile than investments in U.S. securities.

The Fund could experience a loss in the stock, option, and fixed-income portions of its holdings at the same time.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows how the Fund's performance has varied on a calendar year basis. The table shows how the Fund's average annual returns for various periods compare with those of a broad measure of market performance. In addition, the Fund's performance is compared to the Bloomberg/EFFAS Bond Index, a transparent benchmark for the total return of the one- to three-year U.S. Government bond market. This information is based on past performance. Past performance (before and after taxes) does not guarantee future results. Updated performance information is available on the Fund's website at www.bridgeway.com or by calling 800-661-3550.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows how the Fund's performance has varied on a calendar year basis. The table shows how the Fund's average annual returns for various periods compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-661-3550
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bridgeway.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not guarantee future results.
Bar Chart [Heading]	rr_BarChartHeading	Managed Volatility Fund Year by Year % Returns as of 12/31 of Each Year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Return from 1/1/11 through 9/30/11 was -6.46%.

	Quarter	Total Return
Best Quarter	Q2 09	8.87%
Worst Quarter	Q4 08	-9.19%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended 12/31/10)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund has elected to use the S&P 500® Index as its broad-based securities market index instead of the Bloomberg/EFFAS Bond Index because it will better align the benchmark with the Fund's investment strategies and restrictions
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Managed Volatility Fund | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
Since Inception	rr_AverageAnnualReturnSinceInception	2.23%
Managed Volatility Fund | Bloomberg/EFFAS Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.40%	[3]
5 Years	rr_AverageAnnualReturnYear05	4.21%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	3.74%	[3]

[1]	Bridgeway Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund, pursuant to its Management Agreement with Bridgeway Funds, Inc. ("Bridgeway Funds"), is contractually obligated to waive fees and/or pay Fund expenses, if necessary, to ensure that net expenses do not exceed 0.94%. Any material change to this Fund policy would require a vote by shareholders.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.
[3]	The Fund has elected to use the S&P 500�� Index as its broad-based securities market index instead of the Bloomberg/EFFAS Bond Index because it will better align the benchmark with the Fund's investment strategies and restrictions.

Large-Cap Value Fund
FUND SUMMARY
Investment Objective:
The Large-Cap Value Fund (the "Fund") seeks to provide long-term total return on capital, primarily through capital appreciation and some income.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (paid directly from your investment)
Shareholder Fees -	Large-Cap Value Fund Class N
Sales Charge (Load) Imposed on Purchases	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fees	none
Exchange Fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Large-Cap Value Fund Class N
Management Fees		0.54%
Distribution and/or Service (12b-1) Fees		none
Acquired Fund Fees and Expenses		none
Other Expenses		0.63%
Total Annual Fund Operating Expenses		1.17%
Fee Waiver and/or Expense Reimbursement	[1]	(0.33%)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)		0.84%
[1]	Bridgeway Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund, pursuant to its Management Agreement with Bridgeway Funds, Inc. ("Bridgeway Funds"), is contractually obligated to waive fees and/or pay Fund expenses, if necessary, to ensure that net expenses do not exceed 0.84%. Any material change to this Fund policy would require a vote by shareholders.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Large-Cap Value Fund Class N	86	268	466	1,037

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies:

The Fund invests in a diversified portfolio of large stocks that are listed on the New York Stock Exchange, the American Stock Exchange, and NASDAQ. Under normal circumstances, at least 80% of Fund net assets (plus borrowings for investment purposes) are invested in stocks from among those in the large-cap value category at the time of purchase. The Adviser selects stocks within the large-cap value category for the Fund using a proprietary statistically driven approach. Value stocks are those the Adviser believes are priced cheaply relative to some financial measures of worth, such as the ratio of price to earnings, price to sales, or price to cash flow.

While the Fund is actively managed for long-term total return, the Adviser seeks to minimize capital gains distributions as part of a tax management strategy. The successful application of this method is intended to result in a more tax-efficient fund than would otherwise be the case.

The Fund's long-term investment outlook and its focus on lower turnover and lower operating and trading expenses may impact the speed and frequency in which investment ideas are acted upon compared to the most actively managed Bridgeway Funds.

Principal Risks:

Shareholders of the Fund are exposed to significant stock market risk (volatility) and could lose money.

While large-cap stocks have historically exhibited less volatility than small stocks over longer time horizons, the Fund is subject to the risk that large-cap value stocks will underperform other kinds of investments for a period of time.

In addition, large-cap stocks have tended to recover more slowly than small-cap stocks from a market downturn. Consequently, the Fund may expose shareholders to higher inflation risk (the risk that the Fund's value will not keep up with inflation) than some other stock market segments.

Value investing carries the risk that the market will not recognize a security's book value for a long time or that a stock judged to be undervalued may actually be appropriately priced. In addition, value stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as "growth" stocks.

If the Fund experiences extensive redemptions, the Adviser might need to sell some stocks, which could create capital gains. There can be no guarantee that the Fund may not someday distribute substantial capital gains, although the Adviser strongly intends to avoid them.

Performance:

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows how the Fund's performance has varied on a calendar year basis. The table shows how the Fund's average annual returns for various periods compare with those of a broad measure of market performance. In addition, the Fund's performance is compared to the Lipper Large-Cap Value Index, an index of large-company, value-oriented funds. This information is based on past performance. Past performance (before and after taxes) does not guarantee future results. Updated performance information is available on the Fund's website at www.bridgeway.com or by calling 800-661-3550.

Large-Cap Value Fund Year by Year % Returns as of 12/31 of Each Year

Return from 1/1/11 through 9/30/11 was -9.16%.

	Quarter	Total Return
Best Quarter	Q3 09	17.15%
Worst Quarter	Q4 08	-18.26%

Average Annual Total Returns (For the periods ended 12/31/10)
Average Annual Total Returns - Large-Cap Value Fund		1 Year	5 Years	Since Inception	Inception Date
Class N		14.51%	2.27%	6.26%	Oct 31, 2003
Class N Return After Taxes on Distributions	[1]	14.20%	1.89%	5.88%
Class N Return After Taxes on Distributions and Sale of Fund Shares	[1]	9.79%	1.89%	5.35%
Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)		15.51%	1.28%	5.11%
Lipper Large-Cap Value Index (reflects no deductions for fees, expenses or taxes)		13.02%	1.52%	4.58%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BRIDGEWAY FUNDS INC
Prospectus Date	rr_ProspectusDate	Oct 31, 2011
Large-Cap Value Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees	rr_RedemptionFeeOverRedemption	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.54%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.63%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[1]
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	rr_NetExpensesOverAssets	0.84%
1 Year	rr_ExpenseExampleYear01	86
3 Years	rr_ExpenseExampleYear03	268
5 Years	rr_ExpenseExampleYear05	466
10 Years	rr_ExpenseExampleYear10	1,037
Annual Return 2004	rr_AnnualReturn2004	15.15%
Annual Return 2005	rr_AnnualReturn2005	11.62%
Annual Return 2006	rr_AnnualReturn2006	18.52%
Annual Return 2007	rr_AnnualReturn2007	4.49%
Annual Return 2008	rr_AnnualReturn2008	(36.83%)
Annual Return 2009	rr_AnnualReturn2009	24.92%
Annual Return 2010	rr_AnnualReturn2010	14.51%
Year to Date Return, Label	rr_YearToDateReturnLabel	Return from 1/1/11 through 9/30/11
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(9.16%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.26%)
1 Year	rr_AverageAnnualReturnYear01	14.51%
5 Years	rr_AverageAnnualReturnYear05	2.27%
Since Inception	rr_AverageAnnualReturnSinceInception	6.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
Large-Cap Value Fund | Class N | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.20%	[2]
5 Years	rr_AverageAnnualReturnYear05	1.89%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	5.88%	[2]
Large-Cap Value Fund | Class N | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.79%	[2]
5 Years	rr_AverageAnnualReturnYear05	1.89%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	5.35%	[2]
Large-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Large-Cap Value Fund (the "Fund") seeks to provide long-term total return on capital, primarily through capital appreciation and some income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 43% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in a diversified portfolio of large stocks that are listed on the New York Stock Exchange, the American Stock Exchange, and NASDAQ. Under normal circumstances, at least 80% of Fund net assets (plus borrowings for investment purposes) are invested in stocks from among those in the large-cap value category at the time of purchase. The Adviser selects stocks within the large-cap value category for the Fund using a proprietary statistically driven approach. Value stocks are those the Adviser believes are priced cheaply relative to some financial measures of worth, such as the ratio of price to earnings, price to sales, or price to cash flow.

While the Fund is actively managed for long-term total return, the Adviser seeks to minimize capital gains distributions as part of a tax management strategy. The successful application of this method is intended to result in a more tax-efficient fund than would otherwise be the case.

The Fund's long-term investment outlook and its focus on lower turnover and lower operating and trading expenses may impact the speed and frequency in which investment ideas are acted upon compared to the most actively managed Bridgeway Funds.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Shareholders of the Fund are exposed to significant stock market risk (volatility) and could lose money.

While large-cap stocks have historically exhibited less volatility than small stocks over longer time horizons, the Fund is subject to the risk that large-cap value stocks will underperform other kinds of investments for a period of time.

In addition, large-cap stocks have tended to recover more slowly than small-cap stocks from a market downturn. Consequently, the Fund may expose shareholders to higher inflation risk (the risk that the Fund's value will not keep up with inflation) than some other stock market segments.

Value investing carries the risk that the market will not recognize a security's book value for a long time or that a stock judged to be undervalued may actually be appropriately priced. In addition, value stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as "growth" stocks.

If the Fund experiences extensive redemptions, the Adviser might need to sell some stocks, which could create capital gains. There can be no guarantee that the Fund may not someday distribute substantial capital gains, although the Adviser strongly intends to avoid them.

Risk Lose Money [Text]	rr_RiskLoseMoney	Shareholders of the Fund are exposed to significant stock market risk (volatility) and could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows how the Fund's performance has varied on a calendar year basis. The table shows how the Fund's average annual returns for various periods compare with those of a broad measure of market performance. In addition, the Fund's performance is compared to the Lipper Large-Cap Value Index, an index of large-company, value-oriented funds. This information is based on past performance. Past performance (before and after taxes) does not guarantee future results. Updated performance information is available on the Fund's website at www.bridgeway.com or by calling 800-661-3550.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows how the Fund's performance has varied on a calendar year basis. The table shows how the Fund's average annual returns for various periods compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-661-3550
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bridgeway.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not guarantee future results.
Bar Chart [Heading]	rr_BarChartHeading	Large-Cap Value Fund Year by Year % Returns as of 12/31 of Each Year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Return from 1/1/11 through 9/30/11 was -9.16%.

	Quarter	Total Return
Best Quarter	Q3 09	17.15%
Worst Quarter	Q4 08	-18.26%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended 12/31/10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Large-Cap Value Fund | Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.51%
5 Years	rr_AverageAnnualReturnYear05	1.28%
Since Inception	rr_AverageAnnualReturnSinceInception	5.11%
Large-Cap Value Fund | Lipper Large-Cap Value Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.02%
5 Years	rr_AverageAnnualReturnYear05	1.52%
Since Inception	rr_AverageAnnualReturnSinceInception	4.58%

[1]	Bridgeway Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund, pursuant to its Management Agreement with Bridgeway Funds, Inc. ("Bridgeway Funds"), is contractually obligated to waive fees and/or pay Fund expenses, if necessary, to ensure that net expenses do not exceed 0.84%. Any material change to this Fund policy would require a vote by shareholders.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.

Omni Small-Cap Value Fund
FUND SUMMARY: OMNI SMALL-CAP VALUE FUND
Investment Objective:
The Omni Small-Cap Value Fund (the "Fund") seeks to provide long-term total return on capital, primarily through capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (paid directly from your investment)
Shareholder Fees -	Omni Small-Cap Value Fund Class N
Sales Charge (Load) Imposed on Purchases	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fees	none
Exchange Fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Omni Small-Cap Value Fund Class N
Management Fees		0.50%
Distribution and/or Service (12b-1) Fees		none
Acquired Fund Fees and Expenses		none
Other Expenses	[1]	0.50%
Total Annual Fund Operating Expenses		1.00%
Fee Waiver and/or Expense Reimbursement	[2]	(0.40%)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)		0.60%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	Bridgeway Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund, pursuant to its Management Agreement with Bridgeway Funds, Inc. ("Bridgeway Funds"), is contractually obligated to waive fees and/or pay Fund expenses, if necessary, to ensure that net expenses do not exceed 0.60%. The expense limitation cannot be changed or eliminated without shareholder approval. The Fund is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years
Omni Small-Cap Value Fund Class N	61	192

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. No portfolio turnover rate is disclosed as the Fund commenced operations on August 31, 2011.

Principal Investment Strategies:

Using a market capitalization weighted approach, the Fund invests in a broad and diverse group of small-cap stocks that the Adviser determines to be value stocks. Value stocks are those the Adviser determines are priced cheaply relative to some financial measures of worth, such as the ratio of price to book, price to earnings, price to sales, or price to cash flow. Under normal circumstances, the Fund invests 80% of its net assets (plus borrowings for investment purposes) in equity or equity-related securities ("common stocks") of small-cap companies at the time of purchase. For purposes of the Fund's investments, the Adviser considers small-cap stocks to be those of companies that have a market capitalization generally in the lowest 15% of total market capitalization or smaller than the 1000th largest U.S. company, whichever results in the higher market capitalization break. As of September 30, 2011, the stocks in this group had a market capitalization less than  $3.5 billion. This dollar amount will change with market conditions. The Fund primarily invests in small-cap stocks that are listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ.

The Adviser will not necessarily sell a stock if it "migrates" to a different category after purchase. As a result, due to such "migration" or other market movements, the Fund may have less than 80% of its assets in small-cap stocks at any point in time.

Use of the term "omni" in the name refers to the fact that the Fund intends to invest in a broad and diverse group of small-cap value stocks that approximately reflect the risk and return of all small-cap value stocks as a whole.

The Fund may invest up to 15% of its total assets in foreign securities. For purposes of the Fund's investments, "foreign securities" means those securities issued by companies: i) that are domiciled in a country other than the United States; and (ii) that derive 50% or more of their total revenue from activities outside of the United States.

Principal Risks:

The value of the Fund's shares will fluctuate as a result of the movement of the overall stock-market or of the value of the individual securities held by the Fund, and shareholders could lose money.

Investing in small-cap stocks may involve greater volatility and risk than investing in large- or mid-cap stocks.

Value investing carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued by various value measures may actually be appropriately priced. In addition, value stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as "growth" stocks.

Investments in foreign securities can be more volatile than investments in U.S. securities.

Performance:
Performance information is not provided because the Fund has not had a full calendar year of operations.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BRIDGEWAY FUNDS INC
Prospectus Date	rr_ProspectusDate	Oct 31, 2011
Omni Small-Cap Value Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees	rr_RedemptionFeeOverRedemption	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.50%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[2]
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	rr_NetExpensesOverAssets	0.60%
1 Year	rr_ExpenseExampleYear01	61
3 Years	rr_ExpenseExampleYear03	192
Omni Small-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: OMNI SMALL-CAP VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Omni Small-Cap Value Fund (the "Fund") seeks to provide long-term total return on capital, primarily through capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. No portfolio turnover rate is disclosed as the Fund commenced operations on August 31, 2011.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Using a market capitalization weighted approach, the Fund invests in a broad and diverse group of small-cap stocks that the Adviser determines to be value stocks. Value stocks are those the Adviser determines are priced cheaply relative to some financial measures of worth, such as the ratio of price to book, price to earnings, price to sales, or price to cash flow. Under normal circumstances, the Fund invests 80% of its net assets (plus borrowings for investment purposes) in equity or equity-related securities ("common stocks") of small-cap companies at the time of purchase. For purposes of the Fund's investments, the Adviser considers small-cap stocks to be those of companies that have a market capitalization generally in the lowest 15% of total market capitalization or smaller than the 1000th largest U.S. company, whichever results in the higher market capitalization break. As of September 30, 2011, the stocks in this group had a market capitalization less than  $3.5 billion. This dollar amount will change with market conditions. The Fund primarily invests in small-cap stocks that are listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ.

The Adviser will not necessarily sell a stock if it "migrates" to a different category after purchase. As a result, due to such "migration" or other market movements, the Fund may have less than 80% of its assets in small-cap stocks at any point in time.

Use of the term "omni" in the name refers to the fact that the Fund intends to invest in a broad and diverse group of small-cap value stocks that approximately reflect the risk and return of all small-cap value stocks as a whole.

The Fund may invest up to 15% of its total assets in foreign securities. For purposes of the Fund's investments, "foreign securities" means those securities issued by companies: i) that are domiciled in a country other than the United States; and (ii) that derive 50% or more of their total revenue from activities outside of the United States.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the Fund's shares will fluctuate as a result of the movement of the overall stock-market or of the value of the individual securities held by the Fund, and shareholders could lose money.

Investing in small-cap stocks may involve greater volatility and risk than investing in large- or mid-cap stocks.

Value investing carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued by various value measures may actually be appropriately priced. In addition, value stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as "growth" stocks.

Investments in foreign securities can be more volatile than investments in U.S. securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of the Fund's shares will fluctuate as a result of the movement of the overall stock-market or of the value of the individual securities held by the Fund, and shareholders could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information is not provided because the Fund has not had a full calendar year of operations.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information is not provided because the Fund has not had a full calendar year of operations

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	Bridgeway Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund, pursuant to its Management Agreement with Bridgeway Funds, Inc. ("Bridgeway Funds"), is contractually obligated to waive fees and/or pay Fund expenses, if necessary, to ensure that net expenses do not exceed 0.60%. The expense limitation cannot be changed or eliminated without shareholder approval. The Fund is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement.

Omni Tax-Managed Small-Cap Value Fund
FUND SUMMARY: OMNI TAX-MANAGED SMALL-CAP VALUE FUND
Investment Objective:
The Omni Tax-Managed Small-Cap Value Fund (the "Fund") seeks to provide long-term total return on capital, primarily through capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (paid directly from your investment)
Shareholder Fees -	Omni Tax-Managed Small-Cap Value Fund Class N
Sales Charge (Load) Imposed on Purchases	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fees	none
Exchange Fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Omni Tax-Managed Small-Cap Value Fund Class N
Management Fees		0.50%
Distribution and/or Service (12b-1) Fees		none
Acquired Fund Fees and Expenses		none
Other Expenses	[1]	1.06%
Total Annual Fund Operating Expenses		1.56%
Fee Waiver and/or Expense Reimbursement	[2]	(0.96%)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)		0.60%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	Bridgeway Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund, pursuant to its Management Agreement with Bridgeway Funds, Inc. ("Bridgeway Funds"), is contractually obligated to waive fees and/or pay Fund expenses, if necessary, to ensure that net expenses do not exceed 0.60%. The expense limitation cannot be changed or eliminated without shareholder approval. The Fund is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years
Omni Tax-Managed Small-Cap Value Fund Class N	61	192

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period from December 31, 2010 (the Fund's inception date) through June 30, 2011, the Fund's portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies:

Using a market capitalization weighted approach, the Fund invests in a broad and diverse group of small-cap stocks that the Adviser determines to be value stocks. Value stocks are those the Adviser determines are priced cheaply relative to some financial measures of worth, such as the ratio of price to book, price to earnings, price to sales, or price to cash flow. Under normal circumstances, the Fund invests 80% of its net assets (plus borrowings for investment purposes) in equity or equity-related securities ("common stocks") of small-cap companies at the time of purchase. For purposes of the Fund's investments, the Adviser considers small-cap stocks to be those of companies that have a market capitalization generally in the lowest 15% of total market capitalization or smaller than the 1000th largest U.S. company, whichever results in the higher market capitalization break. As of September 30, 2011, the stocks in this group had a market capitalization less than  $3.5 billion. This dollar amount will change with market conditions. The Fund primarily invests in small-cap stocks that are listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ.

The Adviser's tax management strategies seek to minimize the distribution of capital gains, within the constraints of the investment objective and small company focus, by offsetting capital gains with capital losses, minimizing short-term capital gains, and reducing the receipt of dividends when possible.

The Adviser will not necessarily sell a stock if it "migrates" to a different category after purchase. As a result, due to such "migration" or other market movements, the Fund may have less than 80% of its assets in small-cap stocks at any point in time.

Use of the term "omni" in the name refers to the fact that the Fund intends to invest in a broad and diverse group of small-cap value stocks that approximately reflect the risk and return of all small-cap value stocks as a whole.

The Fund may invest up to 15% of its total assets in foreign securities. For purposes of the Fund's investments, "foreign securities" means those securities issued by companies: i) that are domiciled in a country other than the United States; and (ii) that derive 50% or more of their total revenue from activities outside of the United States.

Principal Risks:

The value of the Fund's shares will fluctuate as a result of the movement of the overall stock-market or of the value of the individual securities held by the Fund, and shareholders could lose money.

Investing in small-cap stocks may involve greater volatility and risk than investing in large- or mid-cap stocks.

Value investing carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued by various value measures may actually be appropriately priced. In addition, value stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as "growth" stocks.

Tax management strategies carry the risk of altering investment decisions and affecting portfolio holdings and may result in lower returns, as compared to funds that are not tax managed.

Investments in foreign securities can be more volatile than investments in U.S. securities.

Performance:
Performance information is not provided because the Fund has not had a full calendar year of operations.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BRIDGEWAY FUNDS INC
Prospectus Date	rr_ProspectusDate	Oct 31, 2011
Omni Tax-Managed Small-Cap Value Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees	rr_RedemptionFeeOverRedemption	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.06%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.96%)	[2]
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	rr_NetExpensesOverAssets	0.60%
1 Year	rr_ExpenseExampleYear01	61
3 Years	rr_ExpenseExampleYear03	192
Omni Tax-Managed Small-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: OMNI TAX-MANAGED SMALL-CAP VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Omni Tax-Managed Small-Cap Value Fund (the "Fund") seeks to provide long-term total return on capital, primarily through capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period from December 31, 2010 (the Fund's inception date) through June 30, 2011, the Fund's portfolio turnover rate was 7% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Using a market capitalization weighted approach, the Fund invests in a broad and diverse group of small-cap stocks that the Adviser determines to be value stocks. Value stocks are those the Adviser determines are priced cheaply relative to some financial measures of worth, such as the ratio of price to book, price to earnings, price to sales, or price to cash flow. Under normal circumstances, the Fund invests 80% of its net assets (plus borrowings for investment purposes) in equity or equity-related securities ("common stocks") of small-cap companies at the time of purchase. For purposes of the Fund's investments, the Adviser considers small-cap stocks to be those of companies that have a market capitalization generally in the lowest 15% of total market capitalization or smaller than the 1000th largest U.S. company, whichever results in the higher market capitalization break. As of September 30, 2011, the stocks in this group had a market capitalization less than  $3.5 billion. This dollar amount will change with market conditions. The Fund primarily invests in small-cap stocks that are listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ.

The Adviser's tax management strategies seek to minimize the distribution of capital gains, within the constraints of the investment objective and small company focus, by offsetting capital gains with capital losses, minimizing short-term capital gains, and reducing the receipt of dividends when possible.

The Adviser will not necessarily sell a stock if it "migrates" to a different category after purchase. As a result, due to such "migration" or other market movements, the Fund may have less than 80% of its assets in small-cap stocks at any point in time.

Use of the term "omni" in the name refers to the fact that the Fund intends to invest in a broad and diverse group of small-cap value stocks that approximately reflect the risk and return of all small-cap value stocks as a whole.

The Fund may invest up to 15% of its total assets in foreign securities. For purposes of the Fund's investments, "foreign securities" means those securities issued by companies: i) that are domiciled in a country other than the United States; and (ii) that derive 50% or more of their total revenue from activities outside of the United States.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the Fund's shares will fluctuate as a result of the movement of the overall stock-market or of the value of the individual securities held by the Fund, and shareholders could lose money.

Investing in small-cap stocks may involve greater volatility and risk than investing in large- or mid-cap stocks.

Value investing carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued by various value measures may actually be appropriately priced. In addition, value stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as "growth" stocks.

Tax management strategies carry the risk of altering investment decisions and affecting portfolio holdings and may result in lower returns, as compared to funds that are not tax managed.

Investments in foreign securities can be more volatile than investments in U.S. securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of the Fund's shares will fluctuate as a result of the movement of the overall stock-market or of the value of the individual securities held by the Fund, and shareholders could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information is not provided because the Fund has not had a full calendar year of operations.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information is not provided because the Fund has not had a full calendar year of operations

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	Bridgeway Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund, pursuant to its Management Agreement with Bridgeway Funds, Inc. ("Bridgeway Funds"), is contractually obligated to waive fees and/or pay Fund expenses, if necessary, to ensure that net expenses do not exceed 0.60%. The expense limitation cannot be changed or eliminated without shareholder approval. The Fund is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Oct 31, 2011